United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Hermes Insurance Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/20

Date of Reporting Period: 12/31/20

Item 1.	Reports to Stockholders

Annual Shareholder Report
December 31, 2020

Share Class	Primary	Service

Federated Hermes Government Money Fund II
(formerly, Federated Government Money Fund II)

A Portfolio of Federated Hermes Insurance Series
(formerly, Federated Insurance Series)
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2020 through December 31, 2020.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At December 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasuries	35.3%
Government Agencies	26.7%
Repurchase Agreements	37.5%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100%

1	See the Fund’s prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At December 31, 2020, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	60.0%
8-30 Days	6.9%
31-90 Days	17.3%
91-180 Days	9.1%
181 Days or more	6.2%
Other Assets and Liabilities—Net	0.5%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
December 31, 2020
Principal Amount			Value
		GOVERNMENT AGENCIES—26.7%
$ 400,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.145% (Secured Overnight Financing Rate +0.055%), 1/1/2021	$399,961
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.150% (Secured Overnight Financing Rate +0.060%), 1/1/2021	300,000
400,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.165% (Secured Overnight Financing Rate +0.075%), 1/1/2021	400,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.210% (Secured Overnight Financing Rate +0.120%), 1/1/2021	250,000
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.215% (Effective Fed Funds +0.125%), 1/1/2021	199,998
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.215% (Secured Overnight Financing Rate +0.125%), 1/1/2021	300,000
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.180%), 1/1/2021	300,000
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.300% (Secured Overnight Financing Rate +0.210%), 1/1/2021	300,000
500,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.390% (Secured Overnight Financing Rate +0.300%), 1/1/2021	500,000
600,000		Federal Farm Credit System, 0.080% - 0.090%, 12/3/2021 - 12/21/2021	599,813
2,250,000	[2]	Federal Home Loan Bank System Discount Notes, 0.098% - 0.450%, 1/29/2021 - 5/19/2021	2,249,092
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.098% (1-month USLIBOR -0.050%), 1/27/2021	500,000
1,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.020%), 1/1/2021	1,000,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.030%), 1/1/2021	500,000
300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.123% (1-month USLIBOR -0.030%), 1/19/2021	300,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.035%), 1/1/2021	500,000
1,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.045%), 1/1/2021	1,000,000
1,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.050%), 1/1/2021	1,000,000
1,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.150% (Secured Overnight Financing Rate +0.060%), 1/1/2021	1,300,000
550,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.155% (Secured Overnight Financing Rate +0.065%), 1/1/2021	550,000
350,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.165% (Secured Overnight Financing Rate +0.075%), 1/1/2021	350,000
300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.085%), 1/1/2021	300,000
1,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.170% (Secured Overnight Financing Rate +0.080%), 1/1/2021	1,000,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.171% (1-month USLIBOR +0.020%), 1/19/2021	500,000
400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.090%), 1/1/2021	400,000
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.190% (Secured Overnight Financing Rate +0.100%), 1/1/2021	200,000
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.192% (1-month USLIBOR +0.040%), 1/17/2021	200,000
300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.205% (Secured Overnight Financing Rate +0.115%), 1/1/2021	300,000
600,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.210% (Secured Overnight Financing Rate +0.120%), 1/1/2021	600,000
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.225% (Secured Overnight Financing Rate +0.135%), 1/1/2021	200,000
350,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.240% (Secured Overnight Financing Rate +0.150%), 1/1/2021	350,000
300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.260% (Secured Overnight Financing Rate +0.170%), 1/1/2021	300,000
3,400,000		Federal Home Loan Bank System, 0.120% - 0.150%, 1/22/2021 - 10/6/2021	3,399,925
600,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.155% (Secured Overnight Financing Rate +0.065%), 1/1/2021	600,000
400,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.090%), 1/1/2021	400,000
250,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.260% (Secured Overnight Financing Rate +0.170%), 1/1/2021	250,000
300,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.280% (Secured Overnight Financing Rate +0.190%), 1/1/2021	299,957
200,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.290% (Secured Overnight Financing Rate +0.200%), 1/1/2021	200,000
200,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.310% (Secured Overnight Financing Rate +0.220%), 1/1/2021	200,000
250,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.320% (Secured Overnight Financing Rate +0.230%), 1/1/2021	250,000
400,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.360% (Secured Overnight Financing Rate +0.270%), 1/1/2021	400,000
200,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.400% (Secured Overnight Financing Rate +0.310%), 1/1/2021	200,000
450,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.410% (Secured Overnight Financing Rate +0.320%), 1/1/2021	450,000
450,000		Federal National Mortgage Association Notes, 1.400%, 8/25/2021	453,694
		TOTAL GOVERNMENT AGENCIES	24,252,440
		U.S. TREASURIES—35.3%
		U.S. Treasury Bills—27.8%
250,000	[2]	United States Treasury Bills, 0.090%, 1/28/2021	249,983
500,000	[2]	United States Treasury Bills, 0.090%, 5/18/2021	499,829
Annual Shareholder Report
2

Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bills—27.8%
$ 500,000	[2]	United States Treasury Bills, 0.090%, 6/24/2021	$499,783
2,600,000	[2]	United States Treasury Bills, 0.095% - 0.120%, 1/19/2021	2,599,856
500,000	[2]	United States Treasury Bills, 0.095%, 2/4/2021	499,955
1,000,000	[2]	United States Treasury Bills, 0.095%, 6/1/2021	999,602
750,000	[2]	United States Treasury Bills, 0.100%, 2/11/2021	749,915
1,850,000	[2]	United States Treasury Bills, 0.100% - 0.125%, 3/11/2021	1,849,597
750,000	[2]	United States Treasury Bills, 0.100%, 3/2/2021	749,875
250,000	[2]	United States Treasury Bills, 0.100%, 5/20/2021	249,903
1,500,000	[2]	United States Treasury Bills, 0.100%, 7/1/2021	1,499,246
500,000	[2]	United States Treasury Bills, 0.105%, 3/9/2021	499,902
400,000	[2]	United States Treasury Bills, 0.105%, 4/13/2021	399,881
750,000	[2]	United States Treasury Bills, 0.110%, 2/23/2021	749,879
250,000	[2]	United States Treasury Bills, 0.110%, 5/6/2021	249,905
620,000	[2]	United States Treasury Bills, 0.110%, 12/2/2021	619,365
1,000,000	[2]	United States Treasury Bills, 0.115%, 1/26/2021	999,920
2,000,000	[2]	United States Treasury Bills, 0.115%, 3/4/2021	1,999,604
1,950,000	[2]	United States Treasury Bills, 0.115%, 4/15/2021	1,949,352
800,000	[2]	United States Treasury Bills, 0.120%, 1/7/2021	799,984
1,000,000	[2]	United States Treasury Bills, 0.120%, 2/9/2021	999,870
1,400,000	[2]	United States Treasury Bills, 0.120%, 2/16/2021	1,399,785
800,000	[2]	United States Treasury Bills, 0.120%, 2/18/2021	799,872
3,000,000	[2]	United States Treasury Bills, 0.120%, 2/25/2021	2,999,450
250,000	[2]	United States Treasury Bills, 0.120%, 3/18/2021	249,937
		TOTAL	25,164,250
		U.S. Treasury Notes—7.5%
500,000	[1]	United States Treasury Floating Rate Notes, 0.150% (91-day T-Bill +0.055%), 1/5/2021	500,000
2,700,000	[1]	United States Treasury Floating Rate Notes, 0.210% (91-day T-Bill +0.115%), 1/5/2021	2,699,915
200,000	[1]	United States Treasury Floating Rate Notes, 0.249% (91-day T-Bill +0.154%), 1/5/2021	200,000
150,000	[1]	United States Treasury Floating Rate Notes, 0.395% (91-day T-Bill +0.300%), 1/5/2021	150,074
250,000		United States Treasury Notes, 1.375%, 1/31/2021	250,187
410,000		United States Treasury Notes, 1.500%, 10/31/2021	414,651
150,000		United States Treasury Notes, 2.000%, 1/15/2021	150,093
500,000		United States Treasury Notes, 2.000%, 8/31/2021	506,302
450,000		United States Treasury Notes, 2.125%, 5/31/2021	453,732
200,000		United States Treasury Notes, 2.250%, 2/15/2021	200,213
250,000		United States Treasury Notes, 2.250%, 4/30/2021	251,732
300,000		United States Treasury Notes, 2.375%, 4/15/2021	301,722
200,000		United States Treasury Notes, 2.500%, 2/28/2021	200,358
500,000		United States Treasury Notes, 2.875%, 11/15/2021	512,001
		TOTAL	6,790,980
		TOTAL U.S. TREASURIES	31,955,230
		REPURCHASE AGREEMENTS—37.5%
10,000,000		Interest in $2,150,000,000 joint repurchase agreement 0.08%, dated 12/31/2020 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,150,019,111 on 1/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2061 and the market value of those underlying securities was $2,201,661,516.	10,000,000
18,000,000		Interest in $300,000,000 joint repurchase agreement 0.08%, dated 12/31/2020 under which Pershing LLC will repurchase securities provided as collateral for $300,002,667 on 1/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/16/2052 and the market value of those underlying securities was $306,021,156.	18,000,000
Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 5,964,000	Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 12/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,017,778 on 1/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2050 and the market value of those underlying securities was $2,040,018,134.	$5,964,000
	TOTAL REPURCHASE AGREEMENTS	33,964,000
	TOTAL INVESTMENT IN SECURITIES—99.5% (AT AMORTIZED COST)[3]	90,171,670
	OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	419,779
	TOTAL NET ASSETS—100%	$90,591,449

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of December 31, 2020, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,				Period Ended 12/31/2016[2]
	2020[1]	2019[1]	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.003	0.019	0.015	0.002	0.000[3]
Net realized gain (loss)	0.000[3]	0.000[3]	0.000[3]	0.004	—
Total From Investment Operations	0.003	0.019	0.015	0.006	0.000[3]
Less Distributions:
Distributions from net investment income	(0.003)	(0.019)	(0.015)	(0.006)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.31%	1.89%	1.50%	0.56%	0.06%
Ratios to Average Net Assets:
Net expenses[5]	0.26%	0.29%	0.38%	0.38%	—%
Net investment income	0.23%	2.06%	0.84%	0.17%	0.02%[6]
Expense waiver/reimbursement[7]	0.21%	0.09%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[8]	$0[8]	$0[8]	$0[8]	$0[8]

1
Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	Reflects operations for the period from April 29, 2016 (date of initial investment) to December 31, 2016.
3	Represents less than $0.001.
4
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.002	0.016	0.012	0.003	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]
Total From Investment Operations	0.002	0.016	0.012	0.003	(0.000)[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.016)	(0.012)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.20%	1.64%	1.25%	0.31%	0.00%
Ratios to Average Net Assets:
Net expenses[3]	0.31%	0.63%	0.63%	0.63%	0.49%
Net investment income	0.18%	1.66%	1.26%	0.30%	0.00%[4]
Expense waiver/reimbursement[5]	0.40%	0.09%	0.11%	0.07%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$90,591	$80,054	$130,261	$93,719	$112,214

1	Represents less than $0.001.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Represents less than 0.01%.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Assets and LiabilitiesDecember 31, 2020

Assets:
Investment in repurchase agreements	$33,964,000
Investment in securities	56,207,670
Total investment in securities, at amortized cost and fair value	90,171,670
Income receivable	23,928
Receivable for shares sold	434,279
Total Assets	90,629,877
Liabilities:
Payable for shares redeemed	3,007
Bank overdraft	832
Payable for investment adviser fee (Note 5)	1,457
Payable for administrative fee (Note 5)	192
Payable for portfolio accounting fees	32,274
Accrued expenses (Note 5)	666
Total Liabilities	38,428
Net assets for 90,592,766 shares outstanding	$90,591,449
Net Assets Consist of:
Paid-in capital	$90,592,315
Total distributable earnings (loss)	(866)
Total Net Assets	$90,591,449
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$90,591,349 ÷ 90,592,666 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of OperationsYear Ended December 31, 2020

Investment Income:
Interest	$441,211
Expenses:
Investment adviser fee (Note 5)	179,099
Administrative fee (Note 5)	70,936
Custodian fees	8,377
Transfer agent fees	5,146
Directors’/Trustees’ fees (Note 5)	1,578
Auditing fees	21,343
Legal fees	8,589
Portfolio accounting fees	76,780
Other service fees (Notes 2 and 5)	221,739
Printing and postage	39,651
Miscellaneous (Note 5)	5,762
TOTAL EXPENSES	639,000
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(151,673)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(209,922)
TOTAL WAIVERS AND REIMBURSEMENTS	(361,595)
Net expenses	277,405
Net investment income	163,806
Net realized gain on investments	275
Change in net assets resulting from operations	$164,081
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Changes in Net Assets

Year Ended December 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$163,806	$1,572,238
Net realized gain (loss)	275	133
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	164,081	1,572,371
Distributions to Shareholders:
Primary Shares	[1](0)	(2)
Service Shares	(163,816)	(1,572,255)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(163,816)	(1,572,257)
Share Transactions:
Proceeds from sale of shares	61,398,870	38,630,012
Net asset value of shares issued to shareholders in payment of distributions declared	163,816	1,572,252
Cost of shares redeemed	(51,025,382)	(90,410,033)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,537,304	(50,207,769)
Change in net assets	10,537,569	(50,207,655)
Net Assets:
Beginning of period	80,053,880	130,261,535
End of period	$90,591,449	$80,053,880

1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Notes to Financial Statements
December 31, 2020
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Government Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
Prior to April 28, 2020, the names of the Trust and Fund were Federated Insurance Series and Federated Government Money Fund II, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $361,595 is disclosed in various locations in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Primary Shares and Service Shares to unaffiliated financial intermediaries for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended December 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$221,739	$(2,798)	$(173,041)
For the year ended December 31, 2020, the Fund’s Primary Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2020		Year Ended 12/31/2019
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	—	$—	—	$—
	Year Ended 12/31/2020		Year Ended 12/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	61,398,870	$61,398,870	38,630,012	$38,630,012
Shares issued to shareholders in payment of distributions declared	163,816	163,816	1,572,252	1,572,252
Shares redeemed	(51,025,382)	(51,025,382)	(90,410,033)	(90,410,033)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	10,537,304	$10,537,304	(50,207,769)	$(50,207,769)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	10,537,304	$10,537,304	(50,207,769)	$(50,207,769)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$163,816	$1,572,257
As of December 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Capital loss carryforwards	$(866)
As of December 31, 2020, the Fund had a capital loss carryforward of $866 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$368	$498	$866
The Fund used capital loss carryforwards of $275 to offset capital gains realized during the year ended December 31, 2020.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended December 31, 2020, the Adviser voluntarily waived $151,673 of its fee and voluntarily reimbursed $34,083 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2020, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.38% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2020, there were no outstanding loans. During the year ended December 31, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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13

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and Shareholders of Federated Hermes Government Money Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Hermes Government Money Fund II (formerly, Federated Government Money Fund II) (the “Fund”), a portfolio of Federated Hermes Insurance Series (formerly, Federated Insurance Series), as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 16, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,000.00	$[2]1.01
Service Shares	$1,000	$1,000.00	$[3]0.90
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,024.13	$[2]1.02
Service Shares	$1,000	$1,024.23	$[3]0.92

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.20%
Service Shares	0.18%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Primary Shares current Fee Limit of 0.38% (as reflected in the Notes to Financial
Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.91 and $1.93, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.63% (as reflected in the Notes to Financial
Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.17 and $3.21, respectively.

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15

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee,
Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; and Director and Vice Chair, Our Campaign for the Church Alive!, Inc.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s
Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and
Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management,
Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Senior Vice President for Legal Affairs,
General Counsel and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior
Counsel of Environment, Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report
17

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.

Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated
Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company;
Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology,
Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

Annual Shareholder Report
18

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report
19

Evaluation and Approval of Advisory Contract–May 2020
Federated Hermes Government Money Fund II (the “Fund”)
(FORMERLY, FEDERATED GOVERNMENT MONEY FUND II)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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20

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection
Annual Shareholder Report
21

with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2019, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Annual Shareholder Report
22

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
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Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Money Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916751
CUSIP 313916504
G00842-01 (2/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2020

Share Class	Primary	Service

Federated Hermes High Income Bond Fund II
(formerly, Federated High Income Bond Fund II)

A Portfolio of Federated Hermes Insurance Series
(formerly, Federated Insurance Series)
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2020 through December 31, 2020.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes High Income Bond Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2020, was 5.59% for the Primary Shares and 5.46% for the Service Shares. The total return of the Fund’s Primary Shares consisted of 7.43% current income and -1.84% of depreciation in the net asset value of the Fund’s shares. The total return of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI),1 a broad-based securities market index, was 7.05% during the same period. The total return of the Lipper Variable Underlying High Yield Funds Average (LVHYFA),2 a peer group average for the Fund, was 4.99% during the same period. The Fund’s and LVHYFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BBHY2%ICI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BBHY2%ICI were: (1) the allocation among industry sectors; and (2) the selection of individual securities. The following discussion will focus on the performance of the Fund’s Primary Shares relative to the BBHY2%ICI.
MARKET OVERVIEW
The dominant theme impacting the high-yield3 market during the period under review was the global spread of the novel coronavirus known as Covid-19 and its impact on the U.S. and global economies. As the seriousness of the virus became apparent in the early part of 2020, riskier assets such as high-yield bonds plummeted in value especially in the early part of March.4 As protective measures were put in place leading to a reduction in Covid-19 cases and deaths, the high-yield market began a powerful recovery rally aided by substantial monetary and fiscal policy stimulus. While virus cases surged as the reporting period came to an end, the financial markets continued to rally as vaccines were approved late in the period and distribution had begun. The virus and its economic impact led to tremendous economic volatility with the 2nd calendar quarter seeing a record GDP decline followed by a record surge in activity in the 3rd calendar quarter. Also, the reduction in economic activity and disagreements among global producers resulted in lower oil prices which pressured the energy sector of the high-yield market especially in the first half of the year. Overall, default rates spiked higher in response with energy issuers experiencing the greatest uptick in distress. The impact of these factors can be seen in the movement of the yield spread between the Credit Suisse High Yield Bond Index5 and U.S. Treasury securities of comparable maturities, which began the period at 414 basis points (bp), declined to 388 bp in mid-January 2020, skyrocketed to over 1,400 bp in late March 2020 before declining to end the period at 431 bp on December 31, 2020.
Within the high-yield market, major industry sectors that substantially outperformed the overall BBHY2%ICI during the reporting period included: Midstream, Banking, Home Construction, Wireless Communications and Food & Beverage. Major industry sectors that substantially underperformed the overall BBHY2%ICI during the reporting period included: Oil Field Services, Leisure, Independent Energy, Cable & Satellite and Restaurants. From a credit quality perspective, the “BB”-rated sector led the way during the reporting period with a total return of 10.03% followed by the “B”-rated sector with a total return of 4.59% and the “CCC”-rated sector with a total return of 2.27%.
Sector Allocation
The Fund was negatively impacted by its sector allocation relative to the BBHY2%ICI. This was mainly the result of an underweight position to the Independent and Integrated Energy sectors in the second quarter of 2020. While Independent Energy was an underperformer across the entire reporting period, it was a major outperformer in the second quarter led by several companies that were downgraded from investment grade at the end of March and entered the BBHY2%ICI at very depressed prices. These issuers substantially rebounded in early April after entering the high-yield bond index and were not owned by the Fund during that period of substantial outperformance. The Fund also maintained an underweight position in the strong-performing Banking sector. The Fund was positively impacted by its underweight position in the poor-performing Service sector.
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1

Security Selection
The Fund’s security selection had a modest negative impact on performance relative to the BBHY2%ICI. Security selection in the Independent Energy, Retail, Integrated Energy, Media & Entertainment, Food & Beverage, Automotive and Chemicals sectors negatively impacted performance. Specific high-yield issuers held by the Fund that negatively impacted performance relative to the BBHY2%ICI included: Party City, Callon Petroleum, SESI LLC, Oasis Petroleum and EP Energy. While the Fund did purchase securities of Occidental Petroleum, Continental Resources and Western Midstream during the period, it held an underweight position in these issuers when they had the substantial recovery early in April mentioned above. The Fund benefited from positive security selection in the Oil Field Services, Aerospace & Defense, Cable & Satellite, Packaging, Pharmaceutical and Leisure industry sectors. Specific high-yield issuers held by the Fund that positively impacted performance relative to the BBHY2%ICI included: Endo Pharmaceutical, Team Health, Antero Midstream, Centene and Rackspace Technology.
1
 Please see the footnotes to the line graphs below for definitions of, and further information about, the BBHY2%ICI.
2
 Please see the footnotes to the line graphs below for definitions of, and further information about, the LVHYFA.
3
 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
4
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5
 Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes High Income Bond Fund II from December 31, 2010 to December 31, 2020, compared to the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI)2 and the Lipper Variable Underlying High Yield Funds Average (LVHYFA).3 The Average Annual Total Returns table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2020
Average Annual Total Returns for the Period Ended 12/31/2020
	1 Year	5 Years	10 Years
Primary Shares	5.59%	7.51%	6.37%
Service Shares	5.46%	7.24%	6.11%
BBHY2%ICI	7.05%	8.57%	6.79%
LVHYFA	4.99%	6.88%	5.78%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BBHY2%ICI and the LVHYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2
 The BBHY2%ICI is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The BBHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
 Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)
At December 31, 2020, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Cable Satellite	8.0%
Midstream	7.5%
Health Care	7.4%
Technology	7.3%
Media Entertainment	6.7%
Independent Energy	5.7%
Packaging	5.6%
Automotive	5.4%
Insurance - P&C	4.3%
Gaming	3.9%
Other[2]	35.1%
Cash Equivalents[3]	1.8%
Other Assets and Liabilities - Net[4]	1.3%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays
U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
4

Portfolio of Investments
December 31, 2020
Principal Amount or Shares		Value
	CORPORATE BONDS—96.1%
	Aerospace/Defense—1.4%
$ 500,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$533,128
375,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	397,378
525,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	535,287
675,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	710,640
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	106,919
	TOTAL	2,283,352
	Automotive—5.4%
500,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	514,375
25,000	Adient US LLC, 144A, 7.000%, 5/15/2026	27,234
100,000	Adient US LLC, 144A, 9.000%, 4/15/2025	111,625
300,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	316,125
25,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	26,977
450,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	472,444
125,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	132,734
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	404,624
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	301,125
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	563,920
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	253,281
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	315,954
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	315,546
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	288,406
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	210,000
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	501,728
325,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	353,779
625,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	656,931
75,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	79,720
325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	358,657
450,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	477,000
375,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	386,355
50,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	53,688
1,100,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,196,865
300,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	311,625
	TOTAL	8,630,718
	Building Materials—2.5%
150,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	155,503
600,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	622,875
675,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	699,047
100,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	106,438
175,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	181,891
50,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	52,719
125,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	131,070
525,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	553,219
375,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	377,344
750,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	785,156
300,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	320,437
	TOTAL	3,985,699
Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—8.0%
$ 450,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	$477,281
400,000		CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	413,240
75,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	79,133
175,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	185,938
1,075,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,161,269
650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	688,025
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	301,782
775,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	805,806
325,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	338,406
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	487,924
225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	221,063
325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	340,145
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	470,311
200,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	219,501
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	395,824
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	394,088
725,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	761,250
125,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	140,093
325,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	221,000
300,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	215,220
225,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	228,656
375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	399,609
175,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	181,563
50,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	53,199
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	495,984
850,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	909,288
250,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	259,688
200,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	208,125
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	209,200
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	217,068
200,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	204,828
200,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	211,310
629,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	657,679
200,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	211,729
		TOTAL	12,765,225
		Chemicals—3.0%
200,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	202,229
450,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	460,125
150,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	159,750
150,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 3.375%, 2/15/2029	150,281
675,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	702,773
100,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	108,581
300,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	309,188
175,000		H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	179,703
450,000		Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	482,344
125,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	137,656
750,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	773,906
250,000		PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	257,031
700,000		Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	745,062
Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 150,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	$159,266
	TOTAL	4,827,895
	Construction Machinery—0.8%
350,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	353,073
75,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	78,819
275,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	295,110
450,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	476,917
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	79,031
	TOTAL	1,282,950
	Consumer Cyclical Services—1.8%
225,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	240,199
1,125,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	1,228,207
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	126,563
125,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	131,797
954,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	1,058,167
75,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	80,203
	TOTAL	2,865,136
	Consumer Products—1.0%
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	161,413
275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	285,180
175,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	184,415
125,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	139,016
100,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	106,812
700,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	716,625
	TOTAL	1,593,461
	Diversified Manufacturing—1.3%
75,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	80,180
800,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	841,336
625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	625,687
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	179,813
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	137,644
250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	284,674
	TOTAL	2,149,334
	Finance Companies—1.7%
50,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	50,507
850,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	905,250
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	108,875
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	109,187
475,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	507,953
150,000	Quicken Loans Llc / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	153,281
200,000	Quicken Loans Llc / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	208,000
675,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	712,969
	TOTAL	2,756,022
	Food & Beverage—2.2%
475,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	489,963
175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	184,625
200,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	214,000
750,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	811,491
175,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	208,092
75,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 144A, 4.250%, 3/1/2031	83,652
Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$ 150,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	$163,879
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	213,375
1,075,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,140,172
	TOTAL	3,509,249
	Gaming—3.9%
225,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	235,969
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	286,223
325,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	338,065
25,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	27,836
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	104,000
50,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	52,625
100,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	106,083
275,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	293,220
475,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	526,456
175,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	177,083
50,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	54,401
50,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	51,219
625,000	MGM Resorts International, 6.000%, 3/15/2023	671,875
77,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	81,626
175,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	187,905
181,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	200,462
75,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	81,298
475,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	496,969
850,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	896,219
100,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	100,938
575,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	582,719
150,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	161,156
25,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	25,616
50,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	51,211
25,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	26,422
200,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	207,745
225,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	241,130
	TOTAL	6,266,471
	Health Care—7.4%
175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	175,875
675,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	691,804
25,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	26,750
75,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	80,694
100,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	102,875
550,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	582,312
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	104,928
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	161,475
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	54,076
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	52,718
200,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	215,700
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	156,656
725,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	758,531
250,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	265,714
750,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	844,511
175,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	201,473
Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 275,000		HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	$325,332
150,000		HCA, Inc., 5.875%, 5/1/2023	165,031
425,000		HCA, Inc., 5.875%, 2/15/2026	489,281
525,000		IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	550,922
200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	212,998
175,000		LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	188,354
100,000		LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	101,750
100,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	100,055
625,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	690,234
350,000		MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	375,805
625,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	611,719
525,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	454,125
50,000		Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	53,851
50,000		Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	53,063
450,000		Tenet Healthcare Corp., 5.125%, 5/1/2025	459,333
25,000		Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	26,234
175,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	183,286
300,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	318,375
25,000		Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	27,348
275,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	282,156
375,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	403,800
325,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	336,546
50,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	52,277
150,000		Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	161,784
800,000		West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	821,500
		TOTAL	11,921,251
		Health Insurance—1.5%
225,000		Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	238,759
350,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	359,618
175,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	179,809
250,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	263,990
625,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	663,947
575,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	639,115
75,000		Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2030	80,625
		TOTAL	2,425,863
		Independent Energy—5.7%
325,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	309,359
75,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	76,739
50,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	52,563
125,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	132,687
50,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	47,950
50,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	50,000
98,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	109,270
250,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	213,390
175,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	101,063
75,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	39,000
400,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	217,458
275,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	198,111
577,000	[1,2]	Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	101,841
200,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	204,358
Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 250,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	$277,964
525,000		Crownrock LP/ Crownrock F, 144A, 5.625%, 10/15/2025	536,484
325,000		Double Eagle Iii Midco, Sr. Unsecd. Note, 144A, 7.750%, 12/15/2025	345,436
25,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	25,701
125,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	135,025
175,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	187,523
50,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	52,841
225,000		EQT Corp., Sr. Unsecd. Note, 7.875%, 2/1/2025	256,533
150,000		EQT Corp., Sr. Unsecd. Note, 8.750%, 2/1/2030	183,562
100,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	66,250
200,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	132,500
200,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	207,593
350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	337,400
75,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	70,266
275,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	265,983
125,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	102,416
225,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	190,243
200,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	168,935
250,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	266,625
125,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	134,087
250,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	262,125
275,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	298,994
150,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	171,131
300,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	352,687
50,000		Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	51,514
100,000		Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	109,600
175,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	180,160
225,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	232,734
200,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	210,800
175,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	192,224
425,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	402,248
50,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	52,325
200,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	169,000
150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	122,047
25,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	20,063
100,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	81,250
175,000	[1,2,3]	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 04/15/2025	0
50,000		WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	53,075
150,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	159,196
200,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	210,550
		TOTAL	9,128,879
		Industrial - Other—0.5%
75,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	77,391
125,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	138,203
200,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	218,375
275,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	292,015
		TOTAL	725,984
		Insurance - P&C—4.3%
750,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	803,768
825,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	888,905
Annual Shareholder Report
10

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$ 300,000	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	$321,750
25,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	26,125
600,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	623,739
225,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	244,901
1,825,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,910,401
75,000	NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	80,953
1,025,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	1,095,653
900,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	925,303
	TOTAL	6,921,498
	Leisure—0.4%
450,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	462,937
50,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	54,094
200,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	198,963
	TOTAL	715,994
	Lodging—0.6%
375,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	388,125
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	78,342
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	79,763
100,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	108,937
175,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	191,516
150,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	156,139
	TOTAL	1,002,822
	Media Entertainment—6.7%
100,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	103,421
550,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	559,625
425,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	424,734
183,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	187,417
350,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	285,031
450,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	272,813
350,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	356,933
75,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	82,219
325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	330,484
250,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	262,031
50,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	53,594
100,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	103,169
175,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	183,608
881,114	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	942,065
100,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	106,500
450,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	467,649
50,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	52,500
325,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	346,580
575,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	602,672
425,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	455,946
170,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	170,617
325,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	334,141
75,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	81,632
175,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	198,297
150,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	153,508
100,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	104,437
175,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	184,359
Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 225,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	$235,339
75,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	76,453
875,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	902,772
475,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	486,578
100,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	106,905
325,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	343,641
925,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	1,021,547
100,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	105,028
	TOTAL	10,684,245
	Metals & Mining—1.2%
425,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	429,737
150,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	159,656
275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	302,301
200,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	212,704
75,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	83,564
375,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	469,922
250,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	260,156
	TOTAL	1,918,040
	Midstream—7.5%
175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	199,604
400,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	450,926
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	537,625
225,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	221,484
500,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	481,300
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	258,770
500,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	502,500
150,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	154,781
175,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	183,969
250,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	256,812
425,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	443,785
225,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	238,336
575,000	CNX Midstream Partners LP / CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	586,500
300,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	338,235
150,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	157,985
275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	301,119
200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	207,813
175,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	191,844
275,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	287,719
225,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	227,109
700,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	747,120
25,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.750%, 10/1/2025	26,663
100,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	108,323
75,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.375%, 10/1/2030	85,101
150,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	158,719
425,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	435,355
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	471,656
250,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.500%, 8/15/2022	225,625
475,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	305,731
75,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	81,267
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	79,308
Annual Shareholder Report
12

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$ 275,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	$289,488
475,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	504,495
75,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	81,563
500,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	543,320
250,000		TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	252,140
100,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	102,938
200,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	208,000
25,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	26,297
575,000		Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	572,677
125,000		Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	126,643
75,000		Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	73,994
150,000		Western Midstream Operating, LP, Sr. Unsecd. Note, 5.050%, 2/1/2030	167,075
100,000		Western Midstream Operating, LP, Sr. Unsecd. Note, 6.250%, 2/1/2050	110,179
		TOTAL	12,011,893
		Oil Field Services—1.8%
125,000		Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	130,433
675,000		Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	728,156
225,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	158,185
75,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	51,587
225,000		Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	207,422
150,000		Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	131,034
175,000	[1,2]	Sesi LLC, 7.125%, 12/15/2021	56,875
675,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	219,375
325,000		Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	150,719
375,000		USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	400,976
550,000		USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	575,781
		TOTAL	2,810,543
		Packaging—5.6%
850,000		ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	908,437
200,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	210,162
350,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	367,783
200,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	207,450
375,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	374,531
400,000		Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	430,094
225,000		Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	242,367
300,000		Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	306,357
800,000		Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	809,000
175,000		Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	182,186
950,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	966,625
700,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	737,324
425,000		Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	459,487
150,000		Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	160,969
200,000		Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	222,125
100,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	108,438
600,000		Reynolds Group Issuer, Inc. / LLC / LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	615,750
125,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	133,750
150,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	168,281
500,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	509,322
175,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	186,813
375,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	397,266
Annual Shareholder Report
13

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$ 300,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	$329,032
		TOTAL	9,033,549
		Paper—0.7%
725,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	787,984
150,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	153,656
125,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	138,883
		TOTAL	1,080,523
		Pharmaceuticals—3.4%
200,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	207,458
200,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	214,875
175,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	180,563
50,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	51,504
225,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	235,484
1,175,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	1,212,200
75,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	81,577
300,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	337,739
600,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	668,151
375,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	415,483
431,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A, 6.000%, 6/30/2028	366,781
196,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	219,153
225,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	237,654
175,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	187,031
925,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	323,750
575,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	201,250
250,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	251,160
		TOTAL	5,391,813
		Restaurant—1.5%
250,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	257,923
178,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	181,738
125,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 3.500%, 2/15/2029	125,078
1,100,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	1,116,951
75,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	79,419
75,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	82,350
500,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	519,687
75,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	83,156
		TOTAL	2,446,302
		Retailers—0.5%
75,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	78,750
300,000		Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	323,007
228,532	[4]	Party City Holdings, Inc., 144A, 5.750% (6-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	206,821
75,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	79,790
50,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	52,719
		TOTAL	741,087
		Supermarkets—1.1%
480,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	496,150
975,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	986,212
75,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	82,716
75,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	81,741
50,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	56,046
		TOTAL	1,702,865
Annual Shareholder Report
14

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—7.3%
$ 325,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	$353,641
175,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	189,213
225,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	230,625
75,000	BY Crown Parent LLC / BY Bond Finance, Inc., 144A, 4.250%, 1/31/2026	76,969
375,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	398,989
150,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	153,143
125,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	132,181
900,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	934,312
50,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	56,094
125,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	133,672
900,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	983,250
100,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	105,125
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	26,406
675,000	JDA Escrow LLC / JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	689,273
325,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	340,844
225,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	238,095
250,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	264,219
350,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	376,031
50,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	53,219
150,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	167,234
125,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	129,219
150,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	155,883
150,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	159,846
150,000	PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	154,486
200,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	220,388
250,000	Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	258,437
300,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	314,872
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	79,629
275,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	275,546
225,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	226,639
75,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	80,859
75,000	Sensata Technologies, Inc., 144A, 3.750%, 2/15/2031	77,837
200,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	208,250
625,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	668,294
120,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	129,225
510,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	576,206
1,200,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	1,241,760
375,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	385,273
475,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	488,062
	TOTAL	11,733,246
	Transportation Services—0.3%
200,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	198,000
275,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	298,203
	TOTAL	496,203
	Utility - Electric—2.9%
300,000	Calpine Corp., 144A, 4.500%, 2/15/2028	312,450
135,000	Calpine Corp., 144A, 5.250%, 6/1/2026	139,860
325,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	322,467
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	25,745
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	26,162
Annual Shareholder Report
15

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 125,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	$131,673
775,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	824,891
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	475,425
50,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	51,284
50,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	51,534
300,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	330,694
50,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	54,719
125,000		Pattern Energy Operations LP / Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	132,109
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	51,781
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	53,610
675,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	759,729
300,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	318,300
175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	182,604
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	426,040
		TOTAL	4,671,077
		Wireless Communications—2.2%
850,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	895,687
300,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	396,106
700,000		Sprint Corp., 7.125%, 6/15/2024	819,455
150,000		Sprint Corp., 7.875%, 9/15/2023	173,858
100,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	119,771
150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	153,632
250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	269,035
275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	275,688
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	336,781
		TOTAL	3,440,013
		TOTAL CORPORATE BONDS (IDENTIFIED COST $149,323,994)	153,919,202
		COMMON STOCKS—0.5%
		Chemicals—0.1%
8,506	[2]	Hexion Holdings Corp.	104,198
		Independent Energy—0.3%
6,297	[2]	Oasis Petroleum, Inc.	233,367
7,874	[2]	Whiting Petroleum Corp.	196,850
		TOTAL	430,217
		Media Entertainment—0.0%
7,915	[2]	iHeartMedia, Inc.	102,737
		Retailers—0.1%
23,254	[2]	Party City Holdco, Inc.	143,012
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,223,841)	780,164
		FLOATING RATE LOANS—0.3%
		Health Care—0.2%
$ 328,947	[4]	Envision Healthcare Corp., 1st Lien PIK Term Loan B, 7.000% (3-month USLIBOR 1.000% Floor +6.000%), 10/10/2025	260,487
		Independent Energy—0.1%
202,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (1-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	220,811
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $772,154)	481,298
Annual Shareholder Report
16

Principal Amount or Shares		Value
	REPURCHASE AGREEMENT—1.8%
$2,945,000	Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 12/31/2020 under which Bank of Montreal will repurchase securities provided as collateral for $1,000,008,889 on 1/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2069 and the market value of those underlying securities was $1,022,038,963. (IDENTIFIED COST $2,945,000)	$2,945,000
	TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $154,264,989)[5]	158,125,664
	OTHER ASSETS AND LIABILITIES - NET—1.3%[6]	2,085,074
	TOTAL NET ASSETS—100%	$160,210,738

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	The cost of investments for federal tax purposes amounts to $154,743,949.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$153,919,202	$0*	$153,919,202
Floating Rate Loans	—	481,298	—	481,298
Equity Securities:
Common Stocks
Domestic	780,164	—	—	780,164
Repurchase Agreement	—	2,945,000	—	2,945,000
TOTAL SECURITIES	$780,164	$157,345,500	$0	$158,125,664

*
Includes $12,250 transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market date due to observable market value being unavailable. This transfer represents the value of the security at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.53	$6.07	$6.82	$6.84	$6.36
Income From Investment Operations:
Net investment income (loss)[1]	0.30	0.33	0.34	0.36	0.37
Net realized and unrealized gain (loss)	(0.05)	0.53	(0.55)	0.09	0.53
Total From Investment Operations	0.25	0.86	(0.21)	0.45	0.90
Less Distributions:
Distributions from net investment income	(0.37)	(0.40)	(0.54)	(0.47)	(0.42)
Net Asset Value, End of Period	$6.41	$6.53	$6.07	$6.82	$6.84
Total Return[2]	5.59%	14.54%	(3.29)%	6.94%	14.82%
Ratios to Average Net Assets:
Net expenses[3]	0.81%	0.81%	0.81%	0.78%	0.72%
Net investment income	4.95%	5.26%	5.27%	5.26%	5.74%
Expense waiver/reimbursement[4]	0.03%	0.02%	0.01%	0.00%[5]	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$109,888	$109,538	$106,628	$192,194	$190,070
Portfolio turnover	36%	31%	18%	32%	26%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.49	$6.04	$6.78	$6.81	$6.33
Income From Investment Operations:
Net investment income (loss)[1]	0.28	0.31	0.32	0.34	0.35
Net realized and unrealized gain (loss)	(0.03)	0.52	(0.54)	0.09	0.53
Total From Investment Operations	0.25	0.83	(0.22)	0.43	0.88
Less Distributions:
Distributions from net investment income	(0.36)	(0.38)	(0.52)	(0.46)	(0.40)
Net Asset Value, End of Period	$6.38	$6.49	$6.04	$6.78	$6.81
Total Return[2]	5.46%	14.13%	(3.43)%	6.56%	14.53%
Ratios to Average Net Assets:
Net expenses[3]	1.06%	1.06%	1.06%	1.03%	0.96%
Net investment income	4.70%	4.99%	5.03%	5.01%	5.48%
Expense waiver/reimbursement[4]	0.03%	0.02%	0.01%	0.00%[5]	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,322	$58,591	$43,012	$50,284	$49,183
Portfolio turnover	36%	31%	18%	32%	26%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Assets and LiabilitiesDecember 31, 2020

Assets:
Investment in securities, at value (identified cost $154,264,989)	$158,125,664
Cash	1,586
Income receivable	2,400,907
Receivable for shares sold	41,698
Other receivable	9,525
Total Assets	160,579,380
Liabilities:
Payable for investments purchased	275,250
Payable for shares redeemed	32,911
Payable to adviser (Note 5)	2,591
Payable for administrative fee (Note 5)	341
Payable for portfolio accounting fees	37,930
Payable for distribution services fee (Note 5)	10,589
Accrued expenses (Note 5)	9,030
Total Liabilities	368,642
Net assets for 25,038,986 shares outstanding	$160,210,738
Net Assets Consist of:
Paid-in capital	$163,397,828
Total distributable earnings (loss)	(3,187,090)
Total Net Assets	$160,210,738
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$109,888,338 ÷ 17,146,199 shares outstanding, no par value, unlimited shares authorized	$6.41
Service Shares:
$50,322,400 ÷ 7,892,787 shares outstanding, no par value, unlimited shares authorized	$6.38
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of OperationsYear Ended December 31, 2020

Investment Income:
Interest	$8,653,374
Expenses:
Investment adviser fee (Note 5)	900,179
Administrative fee (Note 5)	120,368
Custodian fees	17,158
Transfer agent fees	15,715
Directors’/Trustees’ fees (Note 5)	1,909
Auditing fees	30,952
Legal fees	9,648
Portfolio accounting fees	94,163
Distribution services fee (Note 5)	122,598
Printing and postage	50,847
Miscellaneous (Note 5)	24,072
TOTAL EXPENSES	1,387,609
Waiver :
Waiver of investment adviser fee (Note 5)	(42,405)
Net expenses	1,345,204
Net investment income	7,308,170
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(1,116,433)
Net change in unrealized appreciation of investments	2,255,015
Net realized and unrealized gain (loss) on investments	1,138,582
Change in net assets resulting from operations	$8,446,752
See Notes which are an integral part of the Financial Statements
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21

Statement of Changes in Net Assets

Year Ended December 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$7,308,170	$8,215,344
Net realized gain (loss)	(1,116,433)	(529,999)
Net change in unrealized appreciation/depreciation	2,255,015	13,556,833
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,446,752	21,242,178
Distributions to Shareholders:
Primary Shares	(5,812,160)	(6,917,851)
Service Shares	(2,736,746)	(2,697,708)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,548,906)	(9,615,559)
Share Transactions:
Proceeds from sale of shares	37,016,529	42,973,449
Net asset value of shares issued to shareholders in payment of distributions declared	8,548,900	9,615,553
Cost of shares redeemed	(53,381,895)	(45,725,985)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,816,466)	6,863,017
Change in net assets	(7,918,620)	18,489,636
Net Assets:
Beginning of period	168,129,358	149,639,722
End of period	$160,210,738	$168,129,358
See Notes which are an integral part of the Financial Statements
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22

Notes to Financial Statements
December 31, 2020
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
Prior to April 28, 2020, the names of the Trust and Fund were Federated Insurance Series and Federated High Income Bond Fund II, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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23

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $42,405 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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24

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
	Year Ended 12/31/2020		Year Ended 12/31/2019
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	4,782,556	$28,203,580	3,164,991	$19,950,540
Shares issued to shareholders in payment of distributions declared	1,181,333	5,812,160	1,132,218	6,917,851
Shares redeemed	(5,600,398)	(33,846,638)	(5,078,703)	(31,964,711)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	363,491	$169,102	(781,494)	$(5,096,320)
	Year Ended 12/31/2020		Year Ended 12/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,481,388	$8,812,949	3,668,502	$23,022,909
Shares issued to shareholders in payment of distributions declared	558,519	2,736,740	442,972	2,697,702
Shares redeemed	(3,171,995)	(19,535,257)	(2,207,531)	(13,761,274)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,132,088)	$(7,985,568)	1,903,943	$11,959,337
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(768,597)	$(7,816,466)	1,122,449	$6,863,017
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$8,548,906	$9,615,559
As of December 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$7,729,943
Net unrealized appreciation	$3,381,715
Capital loss carryforwards	$(14,298,748)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for defaulted securities, deferral of losses on wash sales and discount accretion/premium amortization on debt securities.
At December 31, 2020, the cost of investments for federal tax purposes was $154,743,949. The net unrealized appreciation of investments for federal tax purposes was $3,381,715. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,470,590 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,088,875.
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25

As of December 31, 2020, the Fund had a capital loss carryforward of $14,298,748 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$14,298,748	$14,298,748
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2020, the Adviser voluntarily waived $42,405 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2020, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the year ended December 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$122,598
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2020, FSC retained $2,538 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.81% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended December 31, 2020, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $447,141. Net realized gain recognized on these transactions was $10,297.
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26

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2020, were as follows:
Purchases	$51,146,589
Sales	$52,949,570
7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2020, the Fund had no outstanding loans. During the year ended December 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2020, there were no outstanding loans. During the year ended December 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and Shareholders of Federated Hermes High Income Bond Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Hermes High Income Bond Fund II (formerly, Federated High Income Bond Fund II) (the “Fund”), a portfolio of Federated Hermes Insurance Series (formerly, Federated Insurance Series), as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 16, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,103.30	$4.28
Service Shares	$1,000	$1,101.90	$5.60
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.06	$4.12
Service Shares	$1,000	$1,019.81	$5.38

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.81%
Service Shares	1.06%
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29

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee,
Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; and Director and Vice Chair, Our Campaign for the Church Alive!, Inc.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s
Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and
Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management,
Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Senior Vice President for Legal Affairs,
General Counsel and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior
Counsel of Environment, Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.

Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated
Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company;
Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology,
Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Hermes High Income Bond Fund II (the “Fund”)
(FORMERLY, FEDERATED HIGH INCOME BOND FUND II)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection
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with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Annual Shareholder Report
37

Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
38

Liquidity Risk Management Program–Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes High Income Bond Fund II (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
40

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes High Income Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00844-01 (2/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2020

Share Class	Primary	Service

Federated Hermes Kaufmann Fund II
(formerly, Federated Kaufmann Fund II)

A Portfolio of Federated Hermes Insurance Series
(formerly, Federated Insurance Series)
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2020 through December 31, 2020.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Kaufmann Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2020, was 28.79% for the Primary Shares and 28.48% for the Service Shares. The Fund’s benchmark, the Russell Midcap® Growth Index (the RMCGI),1 a broad-based securities market index, had a total return of 35.59% for the period. The total return of the Morningstar Insurance Mid-Cap Growth Funds Average (MIMCGFA),2 the peer group average for the Fund, was 39.26%. The Fund’s and MIMCGFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the RMCGI.
During the reporting period, the Fund’s investment strategy focused on stock selection, sector exposure and country allocation. These were the most significant factors affecting the Fund’s performance relative to the RMCGI.
The following discussion will focus on the Fund’s Primary Shares relative to the RMCGI.
MARKET OVERVIEW
During the reporting period of 2020, the U.S. and global economy both had drastic turmoil due to a pandemic impacting nearly every major economy in the world. This caused equity markets to plummet as well as economic data to suffer dramatically. However, after simultaneous fiscal and monetary posturing by nearly all governments around the world, the economy began to recover. The recovery from employment, to business confidence, to leading indicators continued through year end. Despite the historic sell-off, markets recovered and were propelled, by the end of the year, to record levels across many different exchanges.
The U.S. equity markets were positive for the reporting period with the S&P 500® Index3 returning 18.40%.
Large-cap stocks represented by the Russell 1000® Index4 returned 20.95%, while small cap stock represented by the Russell 2000® Index5 returned 19.93%. Mid-cap stocks represented by the Russell Midcap® Index6 returned 30.59%. Mid-cap growth stocks outperformed mid-cap value stocks, a continuation of a multi-year trend.
The best-performing RMCGI sectors were: Communication Services (up 58.48%), Information Technology (up 47.47%) and Health Care (up 42.65%). The weakest-performing sectors during the reporting period were Energy (down 20.1%), Utilities (up 13.22%) and Consumer Staples (up 14.42%).
STOCK SELECTION
The five stocks that contributed the most to the Fund’s performance versus the RMCGI were: Ultragenyx Pharmaceutical Inc., Shopify Inc., Moderna Inc., Argenx SE and Veeva Systems.
The five stocks that most negatively affected Fund performance were: Air Lease Corp, UniQure N.V., Azul S.A., Galapagos NV and Luckin Coffee.
SECTOR EXPOSURE
At the end of the reporting period, approximately 73% of the portfolio was invested in four large sectors: Health Care, Information Technology, Materials and Industrials. These sectors have historically provided good opportunities for bottom-up growth investors. During the reporting period, stock selection in Health Care and Energy had a positive impact on performance. The Fund maintained higher-than-benchmark exposure to cash which hurt Fund performance. The cash position of the Fund was approximately 16% on average throughout the reporting period.
COUNTRY ALLOCATION
The reporting period ended with approximately 10% of the Fund invested in foreign holdings. During the reporting period, stock selection in foreign companies7 was a positive contributor to Fund performance. However, the allocation outside the U.S. hurt Fund performance relative to the RMCGI.
1
 Please see the footnotes to the line graphs below for definitions of, and further information about, the RMCGI.
2
 Please see the footnotes to the line graphs below for definitions of, and further information about, the MIMCGFA.
3
 The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.*
4
 The Russell 1000® Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 1000 of the smallest securities based on a combination of their market cap and current index membership.*
5
 The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.*
6
 The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.*
7
 International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
*
 The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
1

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Kaufmann Fund II from December 31, 2010 to December 31, 2020, compared to the Russell Midcap® Growth Index (RMCGI)2 and the Morningstar Insurance Mid-Cap Growth Funds Average (MIMCGFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2020
The Fund offers multiple share classes whose performance may be greater or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 12/31/2020
	1 Year	5 Years	10 Years
Primary Shares	28.79%	18.95%	14.75%
Service Shares	28.48%	18.65%	14.47%
RMCGI	35.59%	18.66%	15.04%
MIMCGFA	39.26%	17.80%	13.83%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The RMCGI and MIMCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2
 The RMCGI measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The RMCGI is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The RMCGI is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The RMCGI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
 Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report
2

Portfolio of Investments Summary Table (unaudited)
At December 31, 2020, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	34.2%
Information Technology	19.6%
Materials	9.9%
Industrials	9.4%
Consumer Discretionary	7.0%
Financials	4.9%
Energy	1.5%
Real Estate	1.3%
Communication Services	0.9%
Consumer Staples	0.4%
Securities Lending Collateral[2]	2.7%
Cash Equivalents[3]	11.1%
Other Assets and Liabilities—Net[4]	(2.9)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
3

Portfolio of Investments
December 31, 2020
Shares or Principal Amount			Value
		COMMON STOCKS—88.8%
		Communication Services—0.9%
2,756		Activision Blizzard, Inc.	$255,895
38,462	[1]	ZoomInfo Technologies, Inc.	1,855,022
		TOTAL	2,110,917
		Consumer Discretionary—7.0%
550	[1]	Airbnb, Inc.	80,740
4,600	[1]	Alibaba Group Holding Ltd., ADR	1,070,558
651	[1]	Amazon.com, Inc.	2,120,261
1,330	[1]	Bright Horizons Family Solutions, Inc.	230,077
5,530	[1]	DraftKings, Inc.	257,477
3,350	[1]	Etsy, Inc.	595,998
26,000	[1,2]	Fisker, Inc.	380,900
19,900	[1]	Floor & Decor Holdings, Inc.	1,847,715
1,925	[1]	GrubHub, Inc.	142,970
2,100		Home Depot, Inc.	557,802
3,950	[1,3]	Just Eat Takeaway	445,265
18,500		Las Vegas Sands Corp.	1,102,600
3,700	[1]	Lululemon Athletica, Inc.	1,287,711
280	[1]	Mercadolibre, Inc.	469,061
16,700		Moncler S.p.A	1,021,475
714,400		NagaCorp Ltd.	937,048
5,165	[1]	Planet Fitness, Inc.	400,959
825		Vail Resorts, Inc.	230,142
16,600		Wingstop, Inc.	2,200,330
15,000	[1]	YETI Holdings, Inc.	1,027,050
		TOTAL	16,406,139
		Consumer Staples—0.4%
500		Costco Wholesale Corp.	188,390
2,700	[1]	Freshpet, Inc.	383,373
8,600	[1]	Grocery Outlet Holding Corp.	337,550
		TOTAL	909,313
		Energy—1.5%
64,441		New Fortress Energy, Inc.	3,453,393
		Financials—4.9%
24,100		Apollo Global Management LLC	1,180,418
98,700		Ashmore Group PLC	582,557
2,400		BlackRock, Inc.	1,731,696
128,900	[1]	FinecoBank Banca Fineco SPA	2,103,600
1,400		Goldman Sachs Group, Inc.	369,194
22,200		Hamilton Lane, Inc.	1,732,710
20,200		Housing Development Finance Corp. Ltd.	709,835
33,400		KKR & Co., Inc, Class Common	1,352,366
18,015	[1,3]	Longview Acquistion Corp.	356,517
1,000	[1]	Markel Corp.	1,033,300
11,125	[1,3]	Root, Inc.	174,774
		TOTAL	11,326,967
		Health Care—33.9%
11,500		Abbott Laboratories	1,259,135
29,970	[1,3]	Akouos, Inc.	594,305
40,300	[1]	Albireo Pharma, Inc.	1,511,653
55,606	[1]	Alector, Inc.	841,319
4,180	[1]	Alnylam Pharmaceuticals, Inc.	543,275
14,500	[1,3]	American Well Corp.	367,285
36,400	[1]	Amphastar Pharmaceuticals, Inc.	732,004
Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
12,000	[1]	Annexon, Inc.	$300,360
52,800	[1]	Arcturus Therapeutics Holdings, Inc.	2,290,464
29,000	[1]	Argenx SE	8,548,514
18,100	[1]	Avidity Biosciences LLC	461,912
14,300	[1]	Avrobio, Inc.	199,342
11,000	[1]	Boston Scientific Corp.	395,450
97,600	[1]	Calithera Biosciences, Inc.	479,216
19,800	[1]	Catalent, Inc.	2,060,586
137,500	[1]	Corcept Therapeutics, Inc.	3,597,000
7,100	[1]	CRISPR Therapeutics AG	1,087,081
11,700		Danaher Corp.	2,599,038
8,275	[1]	Dexcom, Inc.	3,059,433
171,800	[1]	Dynavax Technologies Corp.	764,510
26,300	[1]	Editas Medicine, Inc.	1,843,893
7,700	[1]	Edwards Lifesciences Corp.	702,471
3,200	[1]	Fate Therapeutics, Inc.	290,976
20,900	[1,3]	Frequency Therapeutics, Inc.	736,934
5,088	[1]	Frequency Therapeutics, Inc.	179,403
2,900	[1]	Galapagos NV	285,355
137,523	[1]	Gamida Cell Ltd.	1,153,818
7,000	[1]	Genmab A/S	2,831,371
16,300	[1]	Genmab A/S, ADR	662,758
12,200	[1]	Gossamer Bio, Inc.	117,974
12,618	[1]	GW Pharmaceuticals PLC, ADR	1,456,243
11,275	[1]	IDEAYA Biosciences, Inc.	157,850
1,700	[1]	IDEXX Laboratories, Inc.	849,779
10,000	[1,2]	Immatics N.V.	107,900
9,400	[1]	Immatics N.V.	101,426
7,100	[1]	Insulet Corp.	1,814,973
4,000	[1]	Intellia Therapeutics, Inc.	217,600
715	[1]	Intuitive Surgical, Inc.	584,941
13,000	[1,3]	Kaleido Biosciences, Inc.	118,300
2,504	[1]	Karuna Therapeutics, Inc.	254,381
23,600	[1]	Legend Biotech Corp., ADR	664,576
38,400	[1]	Merus NV	673,152
137,800	[1]	Minerva Neurosciences, Inc.	322,452
19,400	[1]	Moderna, Inc.	2,026,718
20,852	[1]	Molecular Partners AG	486,302
29,312	[1]	Orchard Therapeutics PLC, ADR	126,628
55,425	[1]	Otonomy, Inc.	358,600
9,000	[1]	PDS Biotechnology Corp.	19,260
6,988	[1]	Repligen Corp.	1,339,110
17,262	[1]	Rezolute, Inc.	206,971
29,000	[1]	Rhythm Pharmaceuticals, Inc.	862,170
3,500	[1]	Sarepta Therapeutics, Inc.	596,715
13,770	[1,3]	Scynexis, Inc.	105,341
58,800	[1]	Seres Therapeutics, Inc.	1,440,600
12,087	[1]	Stoke Therapeutics, Inc.	748,548
3,300		Stryker Corp.	808,632
23,800	[1]	Tandem Diabetes Care, Inc.	2,277,184
29,000	[1]	Translate Bio, Inc.	534,470
5,805	[1]	TransMedics Group, Inc.	115,520
6,300	[1]	Turning Point Therapeutics, Inc.	767,655
54,360	[1]	Ultragenyx Pharmaceutical, Inc.	7,525,055
58,500	[1]	UniQure N.V.	2,113,605
16,700	[1]	Veeva Systems, Inc.	4,546,575
Annual Shareholder Report
5

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
24,500	[1]	Zai Lab Ltd., ADR	$3,315,830
3,175	[1]	Zentalis Pharmaceuticals, LLC	164,909
26,400	[1]	Zogenix, Inc.	527,736
		TOTAL	78,834,542
		Industrials—9.4%
29,705	[1]	Azek Co., Inc.	1,142,157
30,100	[1,3]	Azul S.A., ADR	686,882
3,530	[1]	CoStar Group, Inc.	3,262,709
19,300	[1]	Dun & Bradstreet Holdings, Inc.	480,570
2,750	[1]	FTI Consulting, Inc.	307,230
7,020	[1]	Generac Holdings, Inc.	1,596,418
10,300		HEICO Corp.	1,363,720
10,000		IHS Markit Ltd.	898,300
40,038	[1]	Mercury Systems, Inc.	3,525,747
5,200		Roper Technologies, Inc.	2,241,668
10,801		Trane Technologies PLC	1,567,873
19,096	[1]	Trex Co., Inc.	1,598,717
6,600		United Parcel Service, Inc.	1,111,440
7,219		Verisk Analytics, Inc.	1,498,592
5,300	[1]	XPO Logistics, Inc.	631,760
		TOTAL	21,913,783
		Information Technology—19.6%
1,300	[1]	Adobe, Inc.	650,156
34,832	[1]	Advanced Micro Devices, Inc.	3,194,443
5,300	[1]	Ansys, Inc.	1,928,140
7,616	[1]	Coupa Software, Inc.	2,581,139
2,800	[1]	DocuSign, Inc.	622,440
9,225	[1]	Envestnet, Inc.	759,125
5,400	[1]	Everbridge, Inc.	804,978
8,400		Fidelity National Information Services, Inc.	1,188,264
37,500	[1,3]	GDS Holdings Ltd., ADR	3,511,500
7,580	[1]	GoDaddy, Inc.	628,761
38,500		Marvell Technology Group Ltd.	1,830,290
53,741		McAfee Corp.	896,937
15,359	[1]	Medallia, Inc.	510,226
49,200	[1]	Nexi SpA	977,357
50,000	[1]	PagSeguro Digital Ltd.	2,844,000
14,300	[1]	Q2 Holdings, Inc.	1,809,379
34,300	[1]	Radware Ltd.	951,825
15,900	[1]	Rapid7, Inc.	1,433,544
5,000	[1]	RealPage, Inc.	436,200
2,900	[1]	Salesforce.com, Inc.	645,337
7,000	[1]	ServiceNow, Inc.	3,853,010
5,850	[1]	Shopify, Inc.	6,621,907
10,400	[1]	Splunk, Inc.	1,766,856
4,900	[1]	Tyler Technologies, Inc.	2,138,948
1,661	[1,3]	Unity Software, Inc.	254,914
11,462	[1]	Workday, Inc.	2,746,410
		TOTAL	45,586,086
		Materials—9.9%
46,000		Agnico Eagle Mines Ltd.	3,243,460
255,900		B2Gold Corp.	1,433,394
11,600		Ball Corp.	1,080,888
86,000		Barrick Gold Corp.	1,959,080
48,200		Endeavour Financial Corp.	1,121,599
4,700		Franco-Nevada Corp.	589,300
Annual Shareholder Report
6

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
150,497		Kinross Gold Corp.	$1,104,648
37,544		Kirkland Lake Gold Ltd.	1,549,441
46,500		Newcrest Mining Ltd.	926,326
43,700		Newmont Corp.	2,617,193
38,510		Osisko Gold Royalties Ltd.	488,307
59,900	[1]	Pretium Resources, Inc.	687,652
10,873		Scotts Miracle-Gro Co.	2,165,249
3,590		Sherwin-Williams Co.	2,638,327
13,500		Wheaton Precious Metals Corp.	563,490
134,485		Yamana Gold, Inc.	767,909
		TOTAL	22,936,263
		Real Estate—1.3%
19,400		Americold Realty Trust	724,202
5,400		Crown Castle International Corp.	859,626
16,500		MGM Growth Properties LLC	516,450
7,704		Ryman Hospitality Properties	522,023
12,192		STAG Industrial, Inc.	381,853
		TOTAL	3,004,154
		TOTAL COMMON STOCKS (IDENTIFIED COST $97,750,333)	206,481,557
		WARRANTS—0.3%
		Health Care—0.3%
11,450	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	13,298
21,500	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	15,628
87,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/20/2022	4,489
42,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/27/2021	26
10,000	[1]	Dynavax Technologies Corp., Warrants, Expiration Date 2/12/2022	18,923
4,700	[1]	Immatics N.V., Warrants, Expiration Date 12/31/2025	13,536
5,696	[1]	Rezolute, Inc., Warrants, Expiration Date 10/8/2027	56,253
53,000	[1]	Scynexis, Inc., Warrants, Expiration Date 1/1/2099	405,450
26,500	[1]	Scynexis, Inc., Warrants, Expiration Date 12/21/2021	63,727
25,200	[1]	Scynexis, Inc., Warrants, Expiration Date 3/8/2023	3,384
21,060	[1]	Scynexis, Inc., Warrants, Expiration Date 4/6/2021	32
26,500	[1]	Scynexis, Inc., Warrants, Expiration Date 5/21/2024	100,276
		TOTAL WARRANTS (IDENTIFIED COST $346,465)	695,022
		REPURCHASE AGREEMENTS—13.8%
$25,899,000		Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 12/31/2020 under which Bank of Montreal will repurchase securities provided as collateral for $1,000,008,889 on 1/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2069 and the market value of those underlying securities was $1,022,038,963.	25,899,000
5,882,957		Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 12/31/2020 under which Bank of Montreal will repurchase securities provided as collateral for $1,000,008,889 on 1/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2069 and the market value of those underlying securities was $1,022,038,963 (purchased with proceeds from securities lending collateral).	5,882,957
354,210		Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 12/31/2020 under which Bank of Montreal will repurchase securities provided as collateral for $1,000,008,889 on 1/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2069 and the market value of those underlying securities was $1,022,038,963 (purchased with proceeds from securities lending collateral).	354,210
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $32,136,167)	32,136,167
		TOTAL INVESTMENT IN SECURITIES—102.9% (IDENTIFIED COST $130,232,965)[4]	239,312,746
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[5]	(6,749,505)
		TOTAL NET ASSETS—100%	$232,563,241
Annual Shareholder Report
7

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended December 31, 2020, were as follows:
	Value as of 12/31/2019	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 12/31/2020	Shares Held as of 12/31/2020	Dividend Income*
Consumer Discretionary:
Wingstop, Inc.**	$1,377,093	$281,353	$(162,318)	$680,957	$23,245	$2,200,330	16,600	$91,078
Energy:
New Fortress Energy, Inc.**	$503,007	$917,914	$(217,900)	$2,132,004	$118,368	$3,453,393	64,441	$11,717
Health Care:
Akouos, Inc.	$—	$631,160	$—	$(36,855)	$—	$594,305	29,970	$—
Albireo Pharma, Inc.	$663,462	$463,548	$—	$384,643	$—	$1,511,653	40,300	$—
Alector, Inc.	$1,056,199	$687,587	$(586,505)	$2,562	$(318,524)	$841,319	55,606	$—
Amphastar Pharmaceuticals, Inc.	$426,309	$282,695	$—	$23,000	$—	$732,004	36,400	$—
Arcturus Therapeutics Holdings, Inc.	$—	$3,253,857	$—	$(963,393)	$—	$2,290,464	52,800	$—
Calithera Biosciences, Inc.	$480,211	$72,649	$—	$(73,644)	$—	$479,216	97,600	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	$35,344	$—	$—	$(22,046)	$—	$13,298	11,450	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	$40,489	$—	$—	$(24,861)	$—	$15,628	21,500	$—
ContraFect Corp., Warrants, Expiration Date 7/20/2022	$13,554	$—	$—	$(9,065)	$—	$4,489	87,500	$—
ContraFect Corp., Warrants, Expiration Date 7/27/2021	$5,550	$—	$—	$(5,524)	$—	$26	42,500	$—
Corcept Therapeutics, Inc.**	$2,836,240	$176,341	$(1,368,121)	$969,673	$982,867	$3,597,000	137,500	$—
Dynavax Technologies Corp.	$839,696	$212,998	$(92,700)	$(178,124)	$(17,360)	$764,510	171,800	$—
Dynavax Technologies Corp., Warrants, Expiration Date 2/12/2022	$32,724	$—	$—	$(13,801)	$—	$18,923	10,000	$—
Frequency Therapeutics, Inc.	$366,377	$—	$—	$370,557	$—	$736,934	20,900	$—
Frequency Therapeutics, Inc.	$—	$91,584	$—	$87,819	$—	$179,403	5,088	$—
Gamida Cell Ltd.	$—	$835,445	$—	$318,373	$—	$1,153,818	137,523	$—
Merus NV	$160,512	$370,361	$—	$142,279	$—	$673,152	38,400	$—
Minerva Neurosciences, Inc.	$1,458,972	$—	$(523,698)	$(535,299)	$(77,523)	$322,452	137,800	$—
Molecular Partners AG	$324,040	$48,769	$(4,707)	$117,184	$1,016	$486,302	20,852	$—
Otonomy, Inc.	$—	$185,393	$—	$173,207	$—	$358,600	55,425	$—
Rezolute, Inc.	$—	$284,810	$—	$(77,839)	$—	$206,971	17,262	$—
Rezolute, Inc., Warrants, Expiration Date 10/8/2027	$—	$—	$—	$56,253	$—	$56,253	5,696	$—
Rhythm Pharmaceuticals, Inc.	$626,808	$35,115	$—	$200,247	$—	$862,170	29,000	$—
Scynexis, Inc.	$126,763	$—	$(822)	$(6,099)	$(14,501)	$105,341	13,770	$—
Scynexis, Inc., Warrants, Expiration Date 1/1/2099	$—	$331,197	$—	$74,253	$—	$405,450	53,000	$—
Scynexis, Inc., Warrants, Expiration Date 12/21/2021	$—	$—	$—	$63,727	$—	$63,727	26,500	$—
Scynexis, Inc., Warrants, Expiration Date 3/8/2023	$7,033	$—	$—	$(3,649)	$—	$3,384	25,200	$—
Scynexis, Inc., Warrants, Expiration Date 4/6/2021	$1,308	$—	$—	$(1,276)	$—	$32	21,060	$—
Scynexis, Inc., Warrants, Expiration Date 5/21/2024	$—	$—	$—	$100,276	$—	$100,276	26,500	$—
TransMedics Group, Inc.**	$—	$338,526	$(239,167)	$34,907	$(18,746)	$115,520	5,805	$—
Ultragenyx Pharmaceutical, Inc.	$2,220,920	$564,469	$(397,289)	$5,121,631	$15,324	$7,525,055	54,360	$—
UniQure N.V.	$4,127,616	$524,861	$(629,056)	$(1,845,749)	$(64,067)	$2,113,605	58,500	$—
Affiliated Issuers no longer in the portfolio at period end	$1,064,673	$—	$(776,934)	$1,001,876	$(1,289,615)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$18,794,900	$10,590,632	$(4,999,217)	$8,258,204	$(659,516)	$31,985,003	1,628,608	$102,795

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At December 31, 2020, the Fund no longer has ownership of at least 5% voting shares.
Annual Shareholder Report
8

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2020, these restricted securities amounted to $488,800, which represented 0.2% of total net assets.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	The cost of investments for federal tax purposes amounts to $130,698,496.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$183,482,259	$—	$—	$183,482,259
International	—	22,999,298	—	22,999,298
Debt Securities:
Warrants	—	695,022	—	695,022
Repurchase Agreements	—	32,136,167	—	32,136,167
TOTAL SECURITIES	$183,482,259	$55,830,487	$—	$239,312,746

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$22.63	$18.55	$19.16	$16.70	$17.42
Income From Investment Operations:
Net investment income (loss)[1]	(0.22)	(0.10)	(0.11)	(0.14)	(0.11)
Net realized and unrealized gain	5.27	6.15	0.95	4.54	0.56
Total From Investment Operations	5.05	6.05	0.84	4.40	0.45
Less Distributions:
Distributions from net realized gain	(2.22)	(1.97)	(1.45)	(1.94)	(1.17)
Net Asset Value, End of Period	$25.46	$22.63	$18.55	$19.16	$16.70
Total Return[2]	28.79%	33.82%	3.84%	28.33%	3.66%
Ratios to Average Net Assets:
Net expenses[3]	1.50%	1.51%	1.52%	1.54%	1.54%[4]
Net investment loss	(1.01)%	(0.49)%	(0.53)%	(0.77)%	(0.67)%
Expense waiver/reimbursement[5]	—%	—%	—%	—%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$63,502	$57,988	$46,160	$47,985	$42,122
Portfolio turnover	45%	43%	41%	44%	59%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 1.54% for the year ended December 31, 2016, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$21.27	$17.57	$18.26	$16.04	$16.82
Income From Investment Operations:
Net investment income (loss)[1]	(0.26)	(0.15)	(0.15)	(0.17)	(0.14)
Net realized gain (loss)	4.86	5.82	0.91	4.33	0.53
Total From Investment Operations	4.60	5.67	0.76	4.16	0.39
Less Distributions:
Distributions from net realized gain	(2.22)	(1.97)	(1.45)	(1.94)	(1.17)
Net Asset Value, End of Period	$23.65	$21.27	$17.57	$18.26	$16.04
Total Return[2]	28.48%	33.52%	3.58%	27.97%	3.42%
Ratios to Average Net Assets:
Net expenses[3]	1.75%	1.76%	1.77%	1.79%	1.79%[4]
Net investment loss	(1.26)%	(0.74)%	(0.77)%	(1.02)%	(0.92)%
Expense waiver/reimbursement[5]	—%	—%	—%	—%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,061	$129,327	$105,132	$96,037	$78,870
Portfolio turnover	45%	43%	41%	44%	59%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 1.79% for the year ended December 31, 2016, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and LiabilitiesDecember 31, 2020

Assets:
Investment in repurchase agreements	$32,136,167
Investment in securities	207,176,579
Investment in securities, at value including $6,021,858 of securities loaned and $22,618,760 of investment in affiliated companies* (identified cost $130,232,965)	239,312,746
Cash	436,823
Income receivable	43,733
Receivable for shares sold	163,918
Total Assets	239,957,220
Liabilities:
Payable for investments purchased	514,399
Payable for shares redeemed	521,161
Payable for collateral due to broker for securities lending	6,237,167
Payable for investment adviser fee (Note 5)	8,335
Payable for administrative fee (Note 5)	500
Payable for distribution services fee (Note 5)	36,135
Accrued expenses (Note 5)	76,282
Total Liabilities	7,393,979
Net assets for 9,642,195 shares outstanding	$232,563,241
Net Assets Consist of:
Paid-in capital	$107,470,602
Total distributable earnings (loss)	125,092,639
Total Net Assets	$232,563,241
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
Net asset value per share ($63,502,190 ÷ 2,493,851 shares outstanding), no par value, unlimited shares authorized	$25.46
Service Shares:
Net asset value per share ($169,061,051 ÷ 7,148,344 shares outstanding), no par value, unlimited shares authorized	$23.65

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of OperationsYear Ended December 31, 2020

Investment Income:
Dividends (including $102,795 received from affiliated holdings* and net of foreign taxes withheld of $28,375)	$849,827
Interest	97,351
Net income on securities loaned (Note 2)	45,235
TOTAL INCOME	992,413
Expenses:
Investment adviser fee (Note 5)	2,605,273
Administrative fee (Note 5)	157,654
Custodian fees	35,775
Transfer agent fees	17,334
Directors’/Trustees’ fees (Note 5)	2,038
Auditing fees	32,840
Legal fees	11,429
Portfolio accounting fees	75,764
Distribution services fee (Note 5)	356,330
Printing and postage	36,039
Miscellaneous (Note 5)	36,287
TOTAL EXPENSES	3,366,763
Net investment income (loss)	(2,374,350)
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments (including net realized loss of $(659,516) on sales of investments in affiliated companies*)	18,626,091
Net realized gain on foreign currency transactions	15,939
Net realized loss on futures contracts	(1,518,084)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $8,258,204 on investments in affiliated companies*)	36,971,842
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	119
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	54,095,907
Change in net assets resulting from operations	$51,721,557

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Changes in Net Assets

Year Ended December 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,374,350)	$(1,173,930)
Net realized gain (loss)	17,123,946	18,258,834
Net change in unrealized appreciation/depreciation	36,971,961	31,925,071
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	51,721,557	49,009,975
Distributions to Shareholders:
Primary Shares	(5,382,824)	(4,810,725)
Service Shares	(12,836,300)	(11,433,059)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,219,124)	(16,243,784)
Share Transactions:
Proceeds from sale of shares	51,579,563	39,703,166
Net asset value of shares issued to shareholders in payment of distributions declared	18,219,109	16,243,770
Cost of shares redeemed	(58,053,310)	(52,689,616)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,745,362	3,257,320
Change in net assets	45,247,795	36,023,511
Net Assets:
Beginning of period	187,315,446	151,291,935
End of period	$232,563,241	$187,315,446
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
December 31, 2020
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
Prior to April 28, 2020, the names of the Trust and Fund were Federated Insurance Series and Federated Kaufmann Fund II, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report
15

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency risk and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At December 31, 2020, the fund had no outstanding Futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $1,290,280. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At December 31, 2020, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
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As of December 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$6,021,858	$6,237,167
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, held at December 31, 2020, is as follows:
Security	Acquisition Date	Cost	Value
Fisker, Inc.	10/29/2020	$260,000	$380,900
Immatics N.V.	6/30/2020	$100,000	$107,900
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(1,518,084)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2020		Year Ended 12/31/2019
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	146,298	$3,203,683	271,211	$5,716,979
Shares issued to shareholders in payment of distributions declared	350,901	5,382,822	236,865	4,810,723
Shares redeemed	(566,093)	(12,397,252)	(434,328)	(9,130,046)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(68,894)	$(3,810,747)	73,748	$1,397,656
	Year Ended 12/31/2020		Year Ended 12/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,374,103	$48,375,880	1,711,055	$33,986,187
Shares issued to shareholders in payment of distributions declared	898,900	12,836,287	597,650	11,433,047
Shares redeemed	(2,205,894)	(45,656,058)	(2,211,316)	(43,559,570)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,067,109	$15,556,109	97,389	$1,859,664
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	998,215	$11,745,362	171,137	$3,257,320
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from net operating losses.
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For the year ended December 31, 2020, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(1,596,082)	$1,596,082
Net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2020 and 2019, was as follows:
	2020	2019
Long-term capital gains	$18,219,124	$16,243,784
As of December 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$108,614,241
Undistributed long-term capital gains	$16,478,398
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the differing treatments for deferral of losses on wash sales and passive foreign investment company adjustments.
At December 31, 2020, the cost of investments for federal tax purposes was $130,698,496. The net unrealized appreciation of investments for federal tax purposes was $108,614,250. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $111,323,835 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,709,585.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended December 31, 2020, the Sub-Adviser earned a fee of $2,136,324.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
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FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$356,330
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2020, FSC did not retain any fees paid by the Fund. For the year ended December 31, 2020, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Interfund Transactions
During the year ended December 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $238,453 and $4,422,604, respectively. Net realized gain recognized on these transactions was $885,155.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2020, were as follows:
Purchases	$76,786,093
Sales	$84,245,987
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2020, the Fund had no outstanding loans. During the year ended December 31, 2020, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2020, there were no outstanding loans. During the year ended December 31, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2020, the amount of long-term capital gains designated by the Fund was $18,219,124.
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21

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and Shareholders of Federated Hermes Kaufmann Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Hermes Kaufmann Fund II (formerly, Federated Kaufmann Fund II) (the “Fund”), a portfolio of Federated Hermes Insurance Series (formerly, Federated Insurance Series), as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 16, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,162.60	$8.15
Service Shares	$1,000	$1,161.60	$9.45
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.60	$7.61
Service Shares	$1,000	$1,016.39	$8.82

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.50%
Service Shares	1.74%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee,
Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; and Director and Vice Chair, Our Campaign for the Church Alive!, Inc.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s
Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and
Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management,
Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Senior Vice President for Legal Affairs,
General Counsel and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior
Counsel of Environment, Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.

Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated
Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company;
Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology,
Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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27

Evaluation and Approval of Advisory Contract–May 2020
Federated Hermes Kaufmann Fund II (the “Fund”)
(FORMERLY, FEDERATED KAUFMANN FUND II)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection
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with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contracts, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
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Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contracts was appropriate.
The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
Annual Shareholder Report
32

Liquidity Risk Management Program–Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Fund II (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
34

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Kaufmann Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
28136 (2/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2020

Share Class	Primary	Service

Federated Hermes Managed Volatility Fund II
(formerly, Federated Managed Volatility Fund II)

A Portfolio of Federated Hermes Insurance Series
(formerly, Federated Insurance Series)
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2020 through December 31, 2020.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Managed Volatility Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2020, was 0.93% for the Primary Shares and 0.71% for the Service Shares. The 0.93% total return of the Primary Shares for the reporting period consisted of -1.86% in price depreciation and 2.79% in reinvested dividends. For the same period, the Russell 1000® Value Index (R1000V) returned 2.80%, and the Bloomberg Barclays U.S. Aggregate Bond Index (BBAB) returned 7.51%. Weighting these benchmarks (40% R1000V, 60% BBAB), the blended index (“Blended Index”)1 return for the period was 6.56%. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which are not reflected in the total return of the Blended Index.
The Fund’s investment strategy focused on income-earning investments, specifically equity and fixed-income2 securities that have high income potential through: (1) portfolio allocation; (2) sector security selection for equities and; (3) sector and security selection for bonds to achieve the Fund’s objectives of high current income and moderate capital appreciation. In addition, the Fund implements an equity futures strategy for volatility control purposes.
MARKET OVERVIEW
The reporting period will forever be defined by the Covid-19 global pandemic. The first quarter saw global Covid-19 cases spike, and equity markets plummeted in response. From February 19th through March 23rd the S&P 500® Index3 experienced its fastest 30% decline in history, bottoming down 33.92% from its prior closing high. The CBOE Volatility Index® (VIX)4–a commonly referred to measure of fear in the market–reached levels not seen since the Great Recession of 2008, closing on March 16th at an all-time high of 82.69. In response to the exogenous shock to the economy from Covid-19, the U.S. Federal Reserve (the “Fed”) cut the federal funds target rate by 100 basis points to a range of 0.0% to 0.25%. In addition, the Fed re-instituted several liquidity programs that were first created in the Great Recession of 2008. Specifically, the Fed intervened to provide liquidity to the U.S Treasury, commercial paper, agency mortgage backed,5 and investment-grade6 corporate markets. The U.S. Congress also responded to the pandemic by approving a $2 trillion-dollar fiscal stimulus package at the end of the first quarter and approved an additional $900 billion stimulus package at the end of the year. These actions helped to propel markets back to all-time highs in a record period of time, with the market retaking its February 19th closing high on August 18th. Despite seeing a second and third wave of infections in the second half of the year, the combination of accommodative monetary and fiscal policy, the resolution of the 2020 Presidential election and the development of breakthrough Covid-19 vaccines led to positive total returns for all major U.S. equity and fixed-income markets.
The S&P 500 returned 18.40% for the reporting period. In general, value stocks underperformed growth stocks, with cyclical sectors outperforming defensive sectors. The S&P 500’s weak performance in the Energy and Financials sectors was overshadowed by stronger performance in the Information Technology, Consumer Discretionary and Communications sectors.
On the fixed-income side, the negative economic impacts from the Covid-19 pandemic and the resulting monetary and fiscal policies implemented to handle the crisis, along with some uncertainty around the Presidential election in the fourth quarter, were the primary drivers of fixed-income markets in 2020. In addition to the aforementioned Fed reaction to the initial wave of the virus, in the 3rd quarter the Fed also announced the results of its recently completed monetary policy framework review, which established the following three necessary conditions for future rate hikes: (1) levels of employment consistent with maximum employment; (2) inflation of at least 2%; and (3) inflation on track to moderately exceed 2% for some time. This new framework is a more dovish approach, since it will allow inflation to exceed 2% for a period of time to ensure the Fed has achieved its 2% inflation target. For the reporting period, the total return of the Bloomberg Barclays U.S. Treasury Index7 was 8.0%, compared to the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index8 total return of 7.05%, the Bloomberg Barclays Emerging Markets USD Aggregate Index9 total return of 6.5%, the Bloomberg Barclays U.S. Corporate Investment Grade Index10 of 9.9%, and the Bloomberg Barclays MBS Index11 of 3.9%.
PORTFOLIO ALLOCATION
During the reporting period, the Fund’s portfolio was allocated between stocks and fixed-income securities in a manner reflecting the Fund’s primary investment objective of income and its secondary objective of capital appreciation. Factors used in making this allocation were: (1) the Fund’s ability to pay and maintain an attractive level of dividends;12 and (2) the expected relative total return of fixed-income securities and stocks. The allocation at the end of the reporting period was 54% fixed-income securities, 43% stocks and 3% cash equivalents and other assets/liabilities.
Annual Shareholder Report

During the reporting period, the Fund invested in S&P 500 futures contracts13 for volatility risk management purposes. The first and second quarters of 2020 contained record volatility spikes, causing the Fund to reduce its volatility overlay to the bottom end of its range. However, the Fund ended the year with a moderate long futures allocation. The short futures exposure, particularly in the second quarter, was the major negative contributor to Fund performance for the reporting period. Despite the large volatility in the first half of the year, the low levels of the overlay helped to cause the realized, annualized daily volatility of the Fund to fall within its 8%-12% target range, at 11.5%. Furthermore, at the end of the reporting period, the Fund had a futures volatility overlay of 26%.
Relative to the Blended Index, the Fund’s equity and bond allocation, other than the overlay, had a slight negative effect on Fund performance because of an allocation to cash for futures margin. The overlay also contributed negatively, due to the short futures position implemented to reduce volatility in the record-setting market decline of the 1st quarter.
SECTOR AND SECURITY SELECTION–EQUITY
The equity component of the Fund contributed to the Fund’s current income objective and outperformed the R1000V benchmark during the reporting period. Fund management focused on realization of the Fund’s income and total return objectives by purchasing and holding income-producing equity securities with favorable valuation levels. Relative to the equity component of the blended index, both stock selection and sector allocation contributed positively to the Fund’s equity performance. Stock selection in the Health Care and Information Technology sectors contributed positively to the Fund’s equity performance. This was slightly offset by negative stock selection in the Financials and Materials sectors.
SECTOR AND SECURITY SELECTION–BONDS
For the reporting period, the fixed-income portfolio outperformed its benchmark’s (BBAB) return of 7.51%. Security selection, especially in high yield,14 investment-grade corporates, and emerging market15 credits were the largest positive contributors to performance. Sector allocation was a large negative contributor to the Fund’s fixed-income performance due primarily to the allocation to the high-yield market, which more than offset the positive impact from an over-weight to investment-grade corporates. The fixed-income portfolio’s duration16 during the year averaged 95% of its benchmark, resulting in a negative contribution to performance in a declining rate environment. The negative performance contribution from duration was completely offset by the timing of tactical yield curve trades, which fluctuated in the year between neutral and a steepening bias.
1
 Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
2
 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
3
 Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Index.
4
 The CBOE Volatility Index® (VIX® Index) is a leading measure of market expectations of near-term volatility conveyed by S&P 500 Index option prices.*
5
 The value of some mortgage-backed securities may be particularly sensitive to changes in the prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
6
  Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
7
 The Bloomberg Barclays U.S. Treasury Index measures U.S dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.*
8
 The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis.*
Annual Shareholder Report

9
 The Bloomberg Barclays Emerging Markets USD Aggregate Index tracks total returns for external-currency-denominated debt instruments of the emerging markets.*
10  The Bloomberg Barclays U.S. Corporate Investment Grade Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers.*
11 The Bloomberg Barclays MBS Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).*
12  There are no guarantees that dividend-paying stocks will continue to pay dividends. In addition, dividend-paying stocks may not experience the same capital appreciation potential as non-dividend-paying stocks. High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
13  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional instruments.
14 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
15 International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries and currency risk and political risks are accentuated in emerging markets.
16 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
*
 The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Managed Volatility Fund II from December 31, 2010 to December 31, 2020, compared to the Standard & Poor’s 500 Index (S&P 500),2,3 the Russell 1000® Value Index (R1000V),3,4 both broad-based securities market indexes, and a blend of indexes comprised of 40% R1000V/60% Bloomberg Barclays U.S. Aggregate Bond Index (BBAB) (“Blended Index”).3,4 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH of a $10,000 Investment
Growth of $10,000 as of December 31, 2020
*
 The performance of the Primary Shares and Service Shares is substantially similar for the time period shown and, therefore, only one line appears in the graph.
Average Annual Total Returnsfor the Period Ended 12/31/2020
	1 Year	5 Years	10 Years
Primary Shares	0.93%	7.15%	6.99%
Service Shares[5]	0.71%	7.02%	6.93%
S&P 500	18.40%	15.22%	13.88%
R1000V	2.80%	9.74%	10.50%
Blended Index	6.56%	6.89%	6.75%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, R1000V and the Blended Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2
 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
3
 The S&P 500, R1000V and the Blended Index are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4
 The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The R1000V is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The R1000V is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Bloomberg Barclays U.S. Aggregate Bond Index measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities.
5
 The Fund’s Service (S) Class commenced operations on April 26, 2018. For the periods prior to the commencement of operations of the Fund’s S class, the performance information shown is for the Fund’s Primary (P) class. The performance of the P class has not been adjusted to reflect the expenses applicable to the S class. The total returns of the S class would have been substantially similar to the annual returns for the P class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the classes do not have the same expenses. The expenses of the S class are higher than those of the P class; accordingly, the performance of the S class is anticipated to be lower than the performance of the P class.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At December 31, 2020, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Fixed-Income Securities	46.2%
Domestic Equity Securities	42.1%
International Equity Securities	1.5%
Federated Hermes High Income Bond Fund II, Class P	3.5%
Emerging Markets Core Fund	2.1%
Project and Trade Finance Core Fund	1.6%
Bank Loan Core Fund	1.6%
Federated Hermes Short-Intermediate Government Fund, Institutional Shares[2]	0.0%
Cash Equivalents[3]	1.2%
Derivative Contracts[4]	0.5%
Repurchase Agreement	2.2%
Other Assets and Liabilities—Net[5]	(2.5)%
TOTAL	100%
At December 31, 2020, the Fund’s sector composition6 of the Fund’s equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	20.3%
Health Care	13.9%
Industrials	13.1%
Information Technology	9.8%
Communication Services	9.6%
Consumer Staples	8.1%
Consumer Discretionary	7.1%
Utilities	5.3%
Materials	4.6%
Real Estate	4.2%
Energy	4.0%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the
Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

2	Represents less than 0.1%.
3	Cash Equivalents include any investments in money market mutual funds.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS)
except that the Co-Advisers assign a classification to securities not classified by the GICS and to securities for which the Co-Advisers do not have access to the classification made by the GICS.

Annual Shareholder Report

Portfolio of Investments
December 31, 2020
Shares or Principal Amount			Value
		COMMON STOCKS—43.6%
		Communication Services—4.2%
12,995		Activision Blizzard, Inc.	$1,206,586
1,761	[1]	Alphabet, Inc., Class A	3,086,399
684	[1]	Alphabet, Inc., Class C	1,198,286
127,524		AT&T, Inc.	3,667,590
100,000	[1]	BBTV Holdings Inc.	1,114,777
1,922	[1]	Charter Communications, Inc.	1,271,499
62,134		Comcast Corp., Class A	3,255,822
7,492	[1]	Discovery, Inc., Class C	196,215
48	[1]	DISH Network Corp., Class A	1,552
268		Electronic Arts, Inc.	38,485
3,325	[1]	Pinterest, Inc.	219,118
3,898	[1]	Take-Two Interactive Software, Inc.	809,965
10,266	[1]	Twitter, Inc.	555,904
78,176		Verizon Communications, Inc.	4,592,840
23,406	[1]	Walt Disney Co.	4,240,699
4,873	[1]	Zillow Group, Inc.	662,436
13,565	[1]	Zynga, Inc.	133,887
		TOTAL	26,252,060
		Consumer Discretionary—3.1%
7,091		Best Buy Co., Inc.	707,611
6,677		Brunswick Corp.	509,054
10,582		Carter’s, Inc.	995,449
7,500	[1]	ContextLogic, Inc.	136,800
1,068		Darden Restaurants, Inc.	127,220
20,873		eBay, Inc.	1,048,868
5,100		Extended Stay America, Inc.	75,531
188,428		Ford Motor Co.	1,656,282
9,674		Gentex Corp.	328,239
5,111		Harley-Davidson, Inc.	187,574
10,227		Hilton Worldwide Holdings, Inc.	1,137,856
8,690		Home Depot, Inc.	2,308,238
929		Kohl’s Corp.	37,801
3,139		L Brands, Inc.	116,739
7,508		Lennar Corp., Class A	572,335
7,085		Marriott International, Inc., Class A	934,653
14,916		McDonald’s Corp.	3,200,675
331	[1]	Mohawk Industries, Inc.	46,654
6,238		Newell Brands, Inc.	132,433
1,756	[1]	Peloton Interactive, Inc.	266,420
2,003	[1]	Planet Fitness, Inc.	155,493
2,474		Polaris, Inc., Class A	235,723
10,355		PVH Corp.	972,231
2,817		Six Flags Entertainment Corp.	96,060
12,379		Target Corp.	2,185,265
12,000	[1]	Vasta Platform Ltd.	174,000
18,067		Wyndham Destinations, Inc.	810,486
3,003		Wyndham Hotels & Resorts, Inc.	178,498
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
2,376		Yum China Holding, Inc.	$135,646
		TOTAL	19,469,834
		Consumer Staples—3.5%
84,638		Albertsons Cos., Inc.	1,487,936
46,231		Altria Group, Inc.	1,895,471
16,000	[1]	Bellring Brands, Inc.	388,960
7,907		Colgate-Palmolive Co.	676,128
12,314		Conagra Brands, Inc.	446,506
1,658		Constellation Brands, Inc., Class A	363,185
9,289		General Mills, Inc.	546,193
6,362		Hershey Foods Corp.	969,123
4,000	[1]	Jde Peet’s B.V.	180,315
673		Kimberly-Clark Corp.	90,741
36,796		Kraft Heinz Co./The	1,275,349
24,908		Kroger Co.	791,078
60,000	[1]	Mission Produce, Inc.	903,000
25,609		Mondelez International, Inc.	1,497,358
5,848		PepsiCo, Inc.	867,258
23,894		Philip Morris International, Inc.	1,978,184
862	[1]	Post Holdings, Inc.	87,071
27,299		Procter & Gamble Co.	3,798,383
9,358		Spectrum Brands Holdings, Inc.	739,095
7,641		The Coca-Cola Co.	419,032
18,312		WalMart, Inc.	2,639,675
		TOTAL	22,040,041
		Energy—1.8%
23,772		Apache Corp.	337,325
5,155		Cabot Oil & Gas Corp., Class A	83,923
41,019		Chevron Corp.	3,464,055
24,894		Concho Resources, Inc.	1,452,565
22,424		ConocoPhillips	896,736
8,820		EOG Resources, Inc.	439,853
29,546		Exxon Mobil Corp.	1,217,886
158		Helmerich & Payne, Inc.	3,659
23,156		Kinder Morgan, Inc.	316,542
24,713	[1]	National Oilwell Varco, Inc.	339,309
4,738		Phillips 66	331,376
866		Pioneer Natural Resources, Inc.	98,629
60,220		Schlumberger Ltd.	1,314,603
1,770		Valero Energy Corp.	100,129
25,578		Williams Cos., Inc.	512,839
		TOTAL	10,909,429
		Financials—8.8%
63,288		AGNC Investment Corp.	987,293
12,369		Allstate Corp.	1,359,724
14,458		Ally Financial, Inc.	515,572
3,340		Ameriprise Financial, Inc.	649,062
164,061		Bank of America Corp.	4,972,689
36,150		Bank of New York Mellon Corp.	1,534,206
30,962	[1]	Berkshire Hathaway, Inc., Class B	7,179,159
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
947		BlackRock, Inc.	$683,298
38,263	[1]	Brighthouse Financial, Inc.	1,385,312
7,292		Charles Schwab Corp.	386,768
730		Chubb Ltd.	112,362
41,693		Citigroup, Inc.	2,570,790
1,349		CME Group, Inc.	245,585
13,587		CNA Financial Corp.	529,350
57,927		Equitable Holdings, Inc.	1,482,352
1,559		First Citizens Bancshares, Inc., Class A	895,287
98		First Horizon Corp.	1,250
74,000	[1]	GoHealth, Inc.	1,010,840
5,292		Goldman Sachs Group, Inc.	1,395,553
28,000	[1]	Guild Holdings Co.	474,320
11,268		Hanover Insurance Group, Inc.	1,317,455
55,196		JPMorgan Chase & Co.	7,013,756
2,065		Kemper Corp.	158,654
7,257		Lincoln National Corp.	365,100
3,028		LPL Investment Holdings, Inc.	315,578
32,458		MetLife, Inc.	1,523,903
48,028		MGIC Investment Corp.	602,751
16,558		Morgan Stanley	1,134,720
10,639		NASDAQ, Inc.	1,412,221
34,258		Old Republic International Corp.	675,225
13,273		OneMain Holdings, Inc.	639,228
50,000	[1]	Oportun Financial Corp.	968,500
28,847		Popular, Inc.	1,624,663
11,844		Prudential Financial, Inc.	924,661
632		Regions Financial Corp.	10,188
16,000	[1]	Root, Inc.	251,360
12,000	[1]	SelectQuote, Inc.	249,000
104,252		SLM Corp.	1,291,682
7,191		Sterling Bancorp	129,294
522	[1]	SVB Financial Group	202,447
21,791		Synchrony Financial	756,366
24,000	[1]	Trean Insurance Group, Inc.	314,400
3,029		U.S. Bancorp	141,121
55,601		Unum Group	1,275,487
48,000	[1]	Velocity Financial, LLC	299,040
27,655		Virtu Financial, Inc.	696,076
5,934		VOYA Financial, Inc.	348,979
57,701		Wells Fargo & Co.	1,741,416
12,614		Zions Bancorporation, N.A.	547,952
		TOTAL	55,301,995
		Health Care—6.1%
17,751		Abbott Laboratories	1,943,557
6,140		AbbVie, Inc.	657,901
8,000	[1]	Akouos, Inc.	158,640
2,553	[1]	Alexion Pharmaceuticals, Inc.	398,881
2,501	[1]	Alkermes, Inc.	49,895
2,982		Anthem, Inc.	957,490
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
8,175		Baxter International, Inc.	$655,962
163		Becton Dickinson & Co.	40,786
2,855	[1]	Biogen, Inc.	699,075
34,376		Bristol-Myers Squibb Co.	2,132,343
40	[1]	Charles River Laboratories International, Inc.	9,994
10,781	[1]	Checkmate Pharmaceuticals, Inc.	157,295
24,657		CVS Health Corp.	1,684,073
13,340		Danaher Corp.	2,963,348
13,739	[1]	Davita, Inc.	1,612,959
6,707		Dentsply Sirona, Inc.	351,178
8,000	[1]	Freeline Therapeutics Holdings PLC, ADR	146,080
8,000	[1]	Frequency Therapeutics, Inc.	282,080
8,000	[1]	Galecto, Inc.	100,000
16,000	[1]	Genetron Holdings Ltd., ADR	224,000
37,078		Gilead Sciences, Inc.	2,160,164
10,714	[1]	HCA Healthcare, Inc.	1,762,024
3,934		Humana, Inc.	1,614,002
2,521	[1]	IQVIA Holdings, Inc.	451,688
520	[1]	Jazz Pharmaceuticals PLC.	85,826
42,029		Johnson & Johnson	6,614,524
8,000	[1]	Maravai LifeSciences Holdings, Inc.	224,400
7,010		McKesson Corp.	1,219,179
15,433		Medtronic PLC	1,807,822
3,040		Merck & Co., Inc.	248,672
63,899		Pfizer, Inc.	2,352,122
12,130	[1]	PolyPid Ltd.	120,693
4,000	[1]	Progyny, Inc.	169,560
59,631	[2]	Recursion Pharmaceuticals, Inc.	841,272
1,781		STERIS PLC	337,571
125	[1]	Tandem Diabetes Care, Inc.	11,960
210	[1]	Teladoc, Inc.	41,992
2,309		Thermo Fisher Scientific, Inc.	1,075,486
609	[1]	United Therapeutics Corp.	92,440
1,179		UnitedHealth Group, Inc.	413,452
4,374		Universal Health Services, Inc., Class B	601,425
7,928	[1]	Viatris, Inc.	148,571
2,417		Zimmer Biomet Holdings, Inc.	372,436
		TOTAL	37,992,818
		Industrials—5.7%
3,045		3M Co.	532,236
29,116		ADT, Inc.	228,561
4,228	[1]	AECOM	210,470
6,528		Ametek, Inc.	789,496
5,379		Armstrong World Industries, Inc.	400,144
2,152		Boeing Co.	460,657
9,964		Carrier Global Corp.	375,842
4,467		Caterpillar, Inc.	813,083
3,132		CoreLogic, Inc.	242,166
6,005		Crane Co.	466,348
11,686		CSX Corp.	1,060,504
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
4,300		Cummins, Inc.	$976,530
5,935		Deere & Co.	1,596,812
5,897		Dover Corp.	744,496
12,417		Eaton Corp. PLC	1,491,778
11,275		Emerson Electric Co.	906,172
21		FedEx Corp.	5,452
1,395		Fortune Brands Home & Security, Inc.	119,579
1,945	[1]	Generac Holdings, Inc.	442,312
110,664		General Electric Co.	1,195,171
38,769		GrafTech International Ltd.	413,278
10,305		Honeywell International, Inc.	2,191,873
2,835		Hubbell, Inc.	444,500
1,670		Hunt (J.B.) Transportation Services, Inc.	228,206
867		Huntington Ingalls Industries, Inc.	147,806
785	[1]	IAA Spinco, Inc.	51,009
44,206	[1]	IBEX LTD	826,652
5,231		Kansas City Southern Industries, Inc.	1,067,804
3,224		Lennox International, Inc.	883,279
1,403	[1]	Lyft, Inc.	68,929
10,917		Manpower, Inc.	984,495
12,620		Masco Corp.	693,217
4,000	[1]	Montrose Environmental Group, Inc.	123,840
327		Nielsen Holdings PLC	6,824
597		Nordson Corp.	119,967
2,583		Norfolk Southern Corp.	613,747
2,649		Northrop Grumman Corp.	807,203
6,093		Old Dominion Freight Lines, Inc.	1,189,232
5,749		Otis Worldwide Corp.	388,345
18,664		Owens Corning, Inc.	1,413,985
2,360		Parker-Hannifin Corp.	642,888
19,881		Quanta Services, Inc.	1,431,830
4,184		Raytheon Technologies Corp.	299,198
4,110		Regal Beloit Corp.	504,749
5,134		Rockwell Automation, Inc.	1,287,659
8,617		Ryder System, Inc.	532,186
11,845		Schneider National, Inc.	245,192
1,918	[1]	Teledyne Technologies, Inc.	751,818
6,069		Trane Technologies PLC	880,976
2,266		TransUnion	224,833
5,728	[1]	Uber Technologies, Inc.	292,128
5,210		Union Pacific Corp.	1,084,826
6,153		United Parcel Service, Inc.	1,036,165
1,360	[1]	United Rentals, Inc.	315,398
495		W.W. Grainger, Inc.	202,128
3,886		Waste Management, Inc.	458,276
		TOTAL	35,912,250
		Information Technology—4.3%
1,538	[1]	Advanced Micro Devices, Inc.	141,050
967	[1]	Akamai Technologies, Inc.	101,525
369	[1]	Arista Networks, Inc.	107,220
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
8,579		Arrow Electronics, Inc.	$834,737
5,786	[1]	Autodesk, Inc.	1,766,697
526		Broadcom, Inc.	230,309
13,508	[1]	Ciena Corp.	713,898
14,046	[1]	Cirrus Logic, Inc.	1,154,581
42,078		Cisco Systems, Inc.	1,882,991
3,284		Citrix Systems, Inc.	427,248
6,575		Cognizant Technology Solutions Corp.	538,821
76,905	[1]	CommScope Holdings Co., Inc.	1,030,527
3,481	[1]	Concentrix Corp.	343,575
4,656		Corning, Inc.	167,616
2,268	[1]	Crowdstrike Holdings, Inc.	480,408
5,202	[1]	Dell Technologies, Inc.	381,255
47,225		DXC Technology Co.	1,216,044
3,125	[1]	Euronet Worldwide, Inc.	452,875
1,392		Fidelity National Information Services, Inc.	196,912
1,463		Global Payments, Inc.	315,160
3,522		HP, Inc.	86,606
7,147		IBM Corp.	899,664
84,744		Intel Corp.	4,221,946
1,913	[1]	IPG Photonics Corp.	428,110
2,160	[1]	Jamf Holding Corp.	64,627
3,260	[1]	Lumentum Holdings, Inc.	309,048
19,190	[1]	Micron Technology, Inc.	1,442,704
1,257		Motorola, Inc.	213,765
4,807	[1]	ON Semiconductor Corp.	157,333
38,269	[1]	Pure Storage, Inc.	865,262
4,226	[1]	Qorvo, Inc.	702,657
6,493		Science Applications International Corp.	614,498
5,395		Skyworks Solutions, Inc.	824,788
3,481		Synnex Corp.	283,493
5,256	[1]	Synopsys, Inc.	1,362,566
8,000	[1]	Telos Corp.	263,840
254	[1]	Twilio, Inc.	85,979
6,659	[1]	WEX, Inc.	1,355,306
		TOTAL	26,665,641
		Materials—2.0%
3,116		Air Products & Chemicals, Inc.	851,354
11,885		Amcor PLC	139,886
2,569		Aptargroup, Inc.	351,670
19,221		Cabot Corp.	862,639
4,361		Celanese Corp.	566,668
16,374		CF Industries Holdings, Inc.	633,838
16,349		Dow, Inc	907,370
6,277		DuPont de Nemours, Inc.	446,357
5,426	[1]	Eagle Materials, Inc.	549,925
8,784		Element Solutions, Inc.	155,740
81,497		Graphic Packaging Holding Co.	1,380,559
2,895		International Paper Co.	143,939
11,376		Linde PLC	2,997,690
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
4,539		LyondellBasell Industries N.V.	$416,045
7,402		Mosaic Co./The	170,320
9,494		Newmont Corp.	568,596
11,397		Reliance Steel & Aluminum Co.	1,364,791
		TOTAL	12,507,387
		Real Estate—1.8%
3,139		Avalonbay Communities, Inc.	503,590
16,358	[1]	CBRE Group, Inc.	1,025,974
3,433		Crown Castle International Corp.	546,499
32,564		Duke Realty Corp.	1,301,583
35,404		Equity Commonwealth	965,821
22,308		Equity Residential Properties Trust	1,322,418
1,757		Essex Property Trust, Inc.	417,147
802		Extra Space Storage, Inc.	92,920
18,244		Highwoods Properties, Inc.	723,010
48,004		Invitation Homes, Inc.	1,425,719
42		Life Storage, Inc.	5,014
11,378		Mid-American Apartment Communities, Inc.	1,441,479
5,598		Public Storage	1,292,746
1,172		SBA Communications, Corp.	330,656
		TOTAL	11,394,576
		Utilities—2.3%
5,014		AES Corp.	117,829
3,177		American Electric Power Co., Inc.	264,549
5,279		American Water Works Co., Inc.	810,168
2,006		Consolidated Edison Co.	144,974
3,209		Dominion Energy, Inc.	241,317
13,812		Evergy, Inc.	766,704
24,992		Exelon Corp.	1,055,162
7,080		FirstEnergy Corp.	216,719
30,457		MDU Resources Group, Inc.	802,237
44,809		NextEra Energy, Inc.	3,457,014
52,782		NiSource, Inc.	1,210,819
10,089		NRG Energy, Inc.	378,842
38,731		OGE Energy Corp.	1,233,970
20,195	[1]	P G & E Corp.	251,630
26,610		Public Service Enterprises Group, Inc.	1,551,363
1,417		Southern Co.	87,046
71,365		Vistra Corp.	1,403,036
6,746		WEC Energy Group, Inc.	620,834
		TOTAL	14,614,213
		TOTAL COMMON STOCKS (IDENTIFIED COST $216,090,354)	273,060,244
		CORPORATE BONDS—21.2%
		Basic Industry - Chemicals—0.3%
$ 200,000		Albemarle Corp., 4.150%, 12/1/2024	222,020
200,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	239,825
85,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	87,623
650,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	669,706
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Basic Industry - Chemicals—continued
$ 300,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$349,918
	TOTAL	1,569,092
	Basic Industry - Metals & Mining—0.2%
156,000	Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	163,448
650,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	701,465
150,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	174,181
55,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	62,668
	TOTAL	1,101,762
	Capital Goods - Aerospace & Defense—0.9%
750,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	813,004
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	209,310
300,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	312,096
535,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	553,849
200,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	219,468
90,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	96,328
200,000	Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	216,247
200,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	228,116
400,000	Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	424,604
50,000	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	53,376
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	179,551
140,000	Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	156,708
400,000	Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	479,648
155,000	Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	162,732
400,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	436,447
585,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	661,666
500,000	Textron Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	552,475
20,000	Textron Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	22,573
25,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	27,480
	TOTAL	5,805,678
	Capital Goods - Building Materials—0.2%
60,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	66,651
110,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	117,587
490,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	536,468
200,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	215,134
40,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	46,986
165,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	207,281
	TOTAL	1,190,107
	Capital Goods - Construction Machinery—0.2%
770,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	868,409
450,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	522,697
	TOTAL	1,391,106
	Capital Goods - Diversified Manufacturing—0.4%
125,000	General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	142,954
105,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	108,703
110,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	120,659
750,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	791,267
305,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	327,866
500,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.800%, 12/15/2021	510,741
120,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	129,570
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 220,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	$231,871
	TOTAL	2,363,631
	Capital Goods - Packaging—0.2%
600,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	657,963
360,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	417,763
	TOTAL	1,075,726
	Communications - Cable & Satellite—0.6%
250,000	CCO Safari II LLC, 6.484%, 10/23/2045	354,999
200,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	211,551
200,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	201,553
1,000,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,129,208
650,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	734,638
250,000	Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	288,397
300,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	344,814
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	386,231
	TOTAL	3,651,391
	Communications - Media & Entertainment—0.7%
345,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	338,619
600,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	668,561
300,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	375,565
135,000	Fox Corp, Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	163,887
180,000	Fox Corp, Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	263,124
500,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	604,535
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	114,164
260,000	Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	312,502
200,000	ViacomCBS Inc., Sr. Unsecd. Note, 4.200%, 6/1/2029	239,473
400,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	501,531
200,000	Walt Disney Co., Sr. Unsecd. Note, 2.000%, 9/1/2029	209,086
110,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	133,523
135,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	171,530
	TOTAL	4,096,100
	Communications - Telecom Wireless—0.6%
425,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	461,146
400,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	411,006
300,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	339,763
350,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	468,134
250,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	263,788
160,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	179,277
400,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	463,704
120,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	148,231
350,000	T-Mobile USA, Inc., Sr. Sub. Note, 144A, 3.000%, 2/15/2041	363,508
250,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	285,992
280,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	389,568
	TOTAL	3,774,117
	Communications - Telecom Wirelines—0.8%
350,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	377,897
350,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	366,500
978,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 3.800%, 12/1/2057	1,019,820
800,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	900,320
580,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	748,902
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 350,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	$430,470
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	717,610
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	140,974
	TOTAL	4,702,493
	Consumer Cyclical - Automotive—0.7%
300,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	303,745
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.350%, 2/22/2023	529,448
350,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	375,813
450,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	546,180
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	450,576
205,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	211,483
180,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	188,935
720,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	754,409
250,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	252,199
365,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.125%, 5/12/2023	385,706
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	206,163
	TOTAL	4,204,657
	Consumer Cyclical - Retailers—0.9%
295,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	299,936
350,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	403,050
600,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	712,846
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	204,697
15,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	16,816
215,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	255,074
600,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	750,564
310,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	369,218
540,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	625,578
600,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	642,448
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	136,436
600,000	Home Depot, Inc., Sr. Unsecd. Note, 3.300%, 4/15/2040	707,697
195,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	195,626
40,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	45,181
115,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	138,728
160,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	161,072
	TOTAL	5,664,967
	Consumer Cyclical - Services—0.2%
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	499,004
200,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	248,674
400,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	493,362
200,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	209,297
30,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	33,670
	TOTAL	1,484,007
	Consumer Non-Cyclical - Food/Beverage—1.1%
165,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	212,365
1,000,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	1,260,490
400,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	422,985
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	150,412
230,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	248,399
235,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	237,266
75,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	88,559
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 500,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	$557,928
200,000	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	218,000
150,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	193,149
500,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	628,205
250,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	283,357
220,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	253,747
455,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	487,764
160,000	Mondelez International, Inc., Sr. Unsecd. Note, 1.500%, 5/4/2025	165,617
170,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	180,192
350,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	371,027
300,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	334,707
495,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	566,000
	TOTAL	6,860,169
	Consumer Non-Cyclical - Health Care—0.4%
155,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	169,332
600,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	639,800
392,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	449,948
79,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	102,057
340,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	353,040
135,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	150,454
140,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	153,151
300,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	338,716
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	11,326
	TOTAL	2,367,824
	Consumer Non-Cyclical - Pharmaceuticals—1.2%
283,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	331,693
225,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	252,413
255,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	320,749
250,000	Amgen, Inc., 2.300%, 2/25/2031	266,956
500,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	535,982
190,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	195,331
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	675,713
600,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	655,454
350,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	365,772
375,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	389,238
500,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	592,116
110,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	148,996
500,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	580,567
700,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	814,553
91,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	88,529
670,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.750%, 9/2/2027	689,959
210,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	215,006
450,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	497,665
	TOTAL	7,616,692
	Consumer Non-Cyclical - Products—0.1%
230,000	Clorox Co., Sr. Unsecd. Note, 1.800%, 5/15/2030	237,725
70,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.700%, 4/1/2026	77,205
	TOTAL	314,930
	Consumer Non-Cyclical - Supermarkets—0.1%
300,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	328,031
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Supermarkets—continued
$ 200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	$252,119
	TOTAL	580,150
	Consumer Non-Cyclical - Tobacco—0.3%
400,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	560,406
350,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	388,674
315,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	328,755
280,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	376,810
	TOTAL	1,654,645
	Energy - Independent—0.2%
100,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	110,717
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	262,471
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	275,660
430,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	489,915
	TOTAL	1,138,763
	Energy - Integrated—0.5%
340,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	341,397
250,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, Series, 2.520%, 9/19/2022	258,718
110,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	121,789
325,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	361,373
600,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	699,343
300,000	Husky Energy, Inc., 4.000%, 4/15/2024	321,788
75,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	94,501
500,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	625,764
500,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/1/2024	551,785
	TOTAL	3,376,458
	Energy - Midstream—0.6%
465,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	485,942
115,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	131,897
200,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	216,758
40,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	43,816
475,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	547,604
400,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	441,148
70,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	80,686
200,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	262,995
200,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	245,130
335,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	374,305
120,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	135,105
490,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	579,461
	TOTAL	3,544,847
	Energy - Refining—0.1%
220,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	277,905
405,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	414,268
175,000	Valero Energy Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	182,723
	TOTAL	874,896
	Financial Institution - Banking—3.9%
600,000	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 5/3/2027	682,691
400,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	433,800
1,850,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	2,093,019
250,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.922%, 10/24/2031	253,381
150,000	Bank of America Corp., Sub. Note, 6.500%, 9/15/2037	213,081
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 50,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	$56,385
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	337,289
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	838,378
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	206,192
125,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	136,981
580,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	630,764
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	643,148
900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	1,020,535
265,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	281,414
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	284,199
30,000		Comerica, Inc., 3.800%, 7/22/2026	34,130
350,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	392,642
800,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	940,731
165,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	168,222
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	1,326,523
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	783,056
1,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	1,598,822
345,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	370,239
1,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	2,111,732
850,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	908,721
210,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	227,005
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	514,530
950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	1,101,554
40,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	40,260
250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	319,269
275,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	298,540
400,000		Northern Trust Corp., Sr. Unsecd. Note, 1.950%, 5/1/2030	417,224
400,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	456,494
235,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	249,418
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	253,254
600,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	631,683
60,000		Truist Financial Corp., Sr. Unsecd. Note, 2.900%, 3/3/2021	60,125
495,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	509,389
250,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	274,758
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	250,669
50,000	[3]	Wells Fargo & Co., Sr. Unsecd. Note, 1.444% (3-month USLIBOR +1.230%), 10/31/2023	50,799
410,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	432,044
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	332,729
1,300,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	1,473,951
		TOTAL	24,639,770
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
130,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	136,116
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	45,177
140,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	147,196
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	197,294
150,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	184,183
350,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	400,513
		TOTAL	1,110,479
		Financial Institution - Finance Companies—0.2%
350,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	412,696
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—continued
$ 600,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	$716,271
	TOTAL	1,128,967
	Financial Institution - Insurance - Health—0.0%
190,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2050	210,369
	Financial Institution - Insurance - Life—0.6%
800,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	863,115
500,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	563,315
800,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	886,052
450,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	519,952
150,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	206,314
250,000	MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	320,551
170,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	193,573
350,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	457,329
	TOTAL	4,010,201
	Financial Institution - Insurance - P&C—0.3%
30,000	Chubb INA Holdings, Inc., 3.350%, 5/3/2026	33,824
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	299,680
240,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.400%, 3/15/2048	317,115
340,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	407,921
500,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	871,046
90,000	Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	94,845
	TOTAL	2,024,431
	Financial Institution - REIT - Apartment—0.4%
750,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	840,911
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	105,617
750,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	849,849
550,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	617,384
	TOTAL	2,413,761
	Financial Institution - REIT - Healthcare—0.2%
300,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	300,507
600,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	650,371
450,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	524,558
	TOTAL	1,475,436
	Financial Institution - REIT - Office—0.2%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	130,048
400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	464,996
750,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	855,685
	TOTAL	1,450,729
	Financial Institution - REIT - Other—0.1%
150,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	156,033
295,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	339,203
250,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	277,709
	TOTAL	772,945
	Financial Institution - REIT - Retail—0.1%
700,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	798,854
	Technology—1.1%
600,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	615,378
350,000	Apple, Inc., Sr. Unsecd. Note, 2.500%, 2/9/2022	358,014
75,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	85,804
318,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	364,381
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 250,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	$289,574
75,000	Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	85,965
350,000	Cisco Systems, Inc., 3.625%, 3/4/2024	384,985
525,000	Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	631,042
240,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	257,290
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	241,001
145,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	170,270
185,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	211,524
380,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	414,078
120,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	132,574
245,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	293,970
70,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	72,998
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	236,555
245,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	266,182
600,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	670,998
600,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	700,722
20,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	23,813
200,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	240,400
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	35,480
	TOTAL	6,782,998
	Technology Services—0.0%
145,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	157,788
	Transportation - Airlines—0.1%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	152,205
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	162,238
	TOTAL	314,443
	Transportation - Railroads—0.1%
175,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	191,932
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	110,491
310,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	345,645
230,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	247,961
	TOTAL	896,029
	Transportation - Services—0.3%
400,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.300%, 10/15/2022	420,330
100,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	111,822
300,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	362,640
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	523,013
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	529,826
	TOTAL	1,947,631
	Utility - Electric—1.4%
600,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	672,161
400,000	Avangrid, Inc., Sr. Unsecd. Note, 3.800%, 6/1/2029	459,194
300,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	326,933
195,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	205,112
165,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	178,187
210,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	239,367
900,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	981,143
200,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	218,421
400,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	449,762
400,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	512,353
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	$547,481
200,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	285,724
70,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	78,057
500,000	EverSource Energy, Sr. Unsecd. Note, Series N, 3.800%, 12/1/2023	547,845
195,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	259,765
50,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	52,215
160,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	186,861
93,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	102,469
20,000	Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 3/15/2046	26,198
490,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	635,625
200,000	Mississippi Power Co., Sr. Unsecd. Note, 3.950%, 3/30/2028	233,309
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	55,448
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	117,756
500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	524,570
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	82,608
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	331,453
300,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	318,068
135,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	156,489
140,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	160,000
	TOTAL	8,944,574
	Utility - Natural Gas—0.5%
35,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	38,827
115,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	135,983
700,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	865,432
395,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	456,013
750,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	855,874
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	140,573
690,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	923,382
	TOTAL	3,416,084
	TOTAL CORPORATE BONDS (IDENTIFIED COST $117,841,814)	132,899,697
	U.S. TREASURIES—10.8%
	Treasury Inflation-Indexed Note—1.3%
2,318,561	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2025	2,493,007
2,335,811	U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2030	2,618,990
2,329,417	U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	2,771,783
10,989	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	14,994
	TOTAL	7,898,774
	U.S. Treasury Bond—1.2%
150,000	United States Treasury Bond, 1.375%, 11/15/2040	148,263
760,000	United States Treasury Bond, 1.625%, 11/15/2050	756,289
20,000	United States Treasury Bond, 2.750%, 11/15/2047	25,094
2,000,000	United States Treasury Bond, 2.875%, 5/15/2049	2,580,564
1,000	United States Treasury Bond, 3.000%, 11/15/2044	1,294
900,000	United States Treasury Bond, 3.000%, 2/15/2049	1,186,322
2,000,000	United States Treasury Bond, 3.125%, 5/15/2048	2,683,900
	TOTAL	7,381,726
	U.S. Treasury Note—8.3%
3,000,000	United States Treasury Note, 0.125%, 6/30/2022	3,000,325
1,350,000	United States Treasury Note, 0.125%, 11/30/2022	1,350,032
Annual Shareholder Report

Shares or Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Note—continued
$ 1,500,000		United States Treasury Note, 0.250%, 9/30/2025	$1,493,922
1,025,000		United States Treasury Note, 0.375%, 11/30/2025	1,026,250
5,700,000	[4]	United States Treasury Note, 0.500%, 3/15/2023	5,746,107
600,000		United States Treasury Note, 0.625%, 11/30/2027	599,614
900,000		United States Treasury Note, 0.625%, 8/15/2030	877,078
400,000		United States Treasury Note, 0.875%, 11/15/2030	398,393
18,000,000	[4]	United States Treasury Note, 1.375%, 6/30/2023	18,546,824
4,500,000		United States Treasury Note, 1.500%, 8/31/2021	4,540,689
2,500,000		United States Treasury Note, 1.500%, 9/15/2022	2,558,022
900,000		United States Treasury Note, 1.750%, 12/31/2024	953,179
7,500,000		United States Treasury Note, 1.750%, 11/15/2029	8,101,469
1,000,000		United States Treasury Note, 2.000%, 10/31/2022	1,034,024
900,000		United States Treasury Note, 2.125%, 11/30/2024	965,486
50,000		United States Treasury Note, 2.250%, 11/15/2027	55,490
40,000		United States Treasury Note, 2.875%, 5/31/2025	44,502
300,000		United States Treasury Note, 2.875%, 5/15/2028	347,384
500,000		United States Treasury Note, 3.125%, 11/15/2028	591,660
		TOTAL	52,230,450
		TOTAL U.S. TREASURIES (IDENTIFIED COST $64,181,520)	67,510,950
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.8%
		Agency Commercial Mortgage-Backed Securities—0.5%
1,826,820		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	1,885,704
790,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	859,449
		TOTAL	2,745,153
		Commercial Mortgage—0.3%
85,000		Bank 2017-BN8, Class A4, 3.488%, 11/15/2050	96,902
800,000		Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	820,516
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	54,362
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	1,034,201
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	111,046
		TOTAL	2,117,027
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,686,061)	4,862,180
		FOREIGN GOVERNMENTS/AGENCIES—0.2%
		Sovereign—0.2%
600,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	693,750
600,000		Mexico, Government of, 3.750%, 1/11/2028	674,136
200,000		Poland, Government of, 4.000%, 1/22/2024	221,475
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,434,800)	1,589,361
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
21,958		Federal National Mortgage Association, Pool AO8829, 3.500%, 7/1/2042	23,838
		Government National Mortgage Association—0.0%
5,333		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	6,080
3,250		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,754
9,241		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	10,682
Annual Shareholder Report

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 10,654		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	$12,372
		TOTAL	32,888
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $51,558)	56,726
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
2,452	[3]	Federal National Mortgage Association ARM, 2.329%, 9/1/2037 (IDENTIFIED COST $2,470)	2,578
		INVESTMENT COMPANIES—20.8%
1,065,167		Bank Loan Core Fund	10,204,299
1,246,391		Emerging Markets Core Fund	13,049,717
3,450,059		Federated Hermes High Income Bond Fund II, Class P	22,114,880
1,050		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,925
7,384,327		Federated Mortgage Core Portfolio	74,360,167
1,157,767		Project and Trade Finance Core Fund	10,223,086
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $123,296,148)	129,964,074
		REPURCHASE AGREEMENT—2.2%
$13,824,000		Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 12/31/2020 under which Bank of Montreal will repurchase securities provided as collateral for $1,000,008,889 on 1/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2069 and the market value of those underlying securities was $1,022,038,963. (IDENTIFIED COST $13,824,000)	13,824,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $541,408,725)[5]	623,769,810
		OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	2,191,438
		TOTAL NET ASSETS—100.0%	$625,961,248
At December 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
1S&P 500 E-Mini Long Futures	865	$162,135,600	March 2021	$2,953,713
[1]United States Treasury Notes 5-Year Long Futures	69	$8,705,320	March 2021	$16,578
[1]United States Treasury Ultra Bond Long Futures	15	$3,203,438	March 2021	$(62,260)
Short Future:
[1]United States Treasury Notes 10-Year Short Futures	48	$6,627,750	March 2021	$1,023
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,909,054
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended December 31, 2020, were as follows:
	Value as of 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 12/31/2020	Shares Held as of 12/31/2020	Dividend Income
Health Care:
Akouos, Inc.	$—	$242,570	$(151,674)	$18,070	$49,674	$158,640	8,000	$—
Frequency Therapeutics, Inc.	$525,900	$601,587	$(1,323,861)	$66,231	$412,223	$282,080	8,000	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$525,900	$844,157	$(1,475,535)	$84,301	$461,897	$440,720	16,000	$—
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended December 31, 2020, were as follows:
Affiliates	Value as of 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 12/31/2020	Shares Held as of 12/31/2020	Dividend Income
Bank Loan Core Fund	$7,249,549	$5,080,558	$(1,900,000)	$9,610	$(235,418)	$10,204,299	1,065,167	$280,542
Emerging Markets Core Fund	$12,098,932	$4,998,934	$(4,550,000)	$472,650	$29,201	$13,049,717	1,246,391	$648,983
Federated Hermes High Income Bond Fund II, Class P	$17,136,381	$10,246,383	$(5,950,000)	$616,716	$65,400	$22,114,880	3,450,059	$846,383
Federated Hermes Short- Intermediate Government Fund, Institutional Shares	$11,276	$162	$—	$487	$—	$11,925	1,050	$184
Federated Mortgage Core Portfolio	$83,776,815	$24,359,910	$(35,600,000)	$1,015,647	$807,795	$74,360,167	7,384,326	$2,060,167
Project and Trade Finance Core Fund	$17,281,796	$435,231	$(7,200,000)	$163,540	$(457,481)	$10,223,086	1,157,767	$435,484
TOTAL OF AFFILIATED TRANSACTIONS	$137,554,749	$45,121,178	$(55,200,000)	$2,278,650	$209,497	$129,964,074	14,304,760	$4,271,743

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	The cost of investments for federal tax purposes amounts to $547,610,823.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$259,791,177	$—	$841,272	$260,632,449
International	12,247,480	180,315	—	12,427,795
Debt Securities:
Corporate Bonds	—	132,899,697	—	132,899,697
U.S. Treasuries	—	67,510,950	—	67,510,950
Commercial Mortgage-Backed Securities	—	4,862,180	—	4,862,180
Foreign Governments/Agencies	—	1,589,361	—	1,589,361
Mortgage-Backed Securities	—	56,726	—	56,726
Adjustable Rate Mortgage	—	2,578	—	2,578
Investment Companies[1]	119,740,988	—	—	129,964,074
Repurchase Agreement	—	13,824,000	—	13,824,000
TOTAL SECURITIES	$391,779,645	$220,925,807	$841,272	$623,769,810
Other Financial Instruments[2]
Assets	$2,971,314	$—	$—	$2,971,314
Liabilities	(62,260)	—	—	(62,260)
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,909,054	$—	$—	$2,909,054

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $10,223,086 is measured at fair valued using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.30	$9.60	$10.80	$9.52	$9.29
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.24	0.23	0.29	0.34
Net realized and unrealized gain (loss)	(0.13)	1.68	(1.13)	1.39	0.34
Total From Investment Operations	0.06	1.92	(0.90)	1.68	0.68
Less Distributions:
Distributions from net investment income	(0.27)	(0.22)	(0.30)	(0.40)	(0.45)
Net Asset Value, End of Period	$11.09	$11.30	$9.60	$10.80	$9.52
Total Return[2]	0.93%	20.23%	(8.49)%	18.11%	7.69%
Ratios to Average Net Assets:
Net expenses[3]	0.92%	0.91%	0.89%	0.83%	0.79%[4]
Net investment income	1.82%	2.28%	2.26%	2.91%	3.72%
Expense waiver/reimbursement[5]	0.01%	0.02%	0.03%	0.09%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$586,281	$651,498	$632,957	$621,804	$563,745
Portfolio turnover	61%	47%	96%	71%	90%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 0.79% for the year ended December 31, 2016, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,		Period Ended 12/31/2018[1]
	2020	2019
Net Asset Value, Beginning of Period	$11.27	$9.59	$10.08
Income From Investment Operations:
Net investment income (loss)[2]	0.16	0.21	0.13
Net realized and unrealized gain (loss)	(0.12)	1.68	(0.62)
Total From Investment Operations	0.04	1.89	(0.49)
Less Distributions:
Distributions from net investment income	(0.22)	(0.21)	—
Net Asset Value, End of Period	$11.09	$11.27	$9.59
Total Return[3]	0.71%	19.92%	(4.86)%
Ratios to Average Net Assets:
Net expenses[4]	1.17%	1.16%	1.15%[5]
Net investment income	1.57%	2.03%	1.91%[5]
Expense waiver/reimbursement[6]	0.01%	0.02%	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$39,680	$44,161	$44,037
Portfolio turnover	61%	47%	96%[7]

1	Reflects operations for the period from April 26, 2018 (date of initial investment) to December 31, 2018.
2	Per share numbers have been calculated using the average shares method.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2018.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and LiabilitiesDecember 31, 2020

Assets:
Investment in securities, at value including $129,964,074 of investment in affiliated holdings and $440,720 of investment in affiliated companies* (identified cost $541,408,725)	$623,769,810
Cash	835
Due from broker (Note 2)	2,000
Income receivable	1,509,861
Income receivable from affiliated holdings	296,290
Receivable for investments sold	376,578
Receivable for shares sold	18,711
Receivable for variation margin on futures contracts	1,073,201
Total Assets	627,047,286
Liabilities:
Payable for investments purchased	300,179
Payable for shares redeemed	626,376
Payable for investment adviser fee (Note 5)	12,404
Payable for administrative fee (Note 5)	1,669
Payable for custodian fees	26,272
Payable for portfolio accounting fees	78,802
Payable for distribution services fee (Note 5)	8,321
Accrued expenses (Note 5)	32,015
Total Liabilities	1,086,038
Net assets for 56,466,180 shares outstanding	$625,961,248
Net Assets Consist of:
Paid-in capital	$588,024,559
Total distributable earnings (loss)	37,936,689
Total Net Assets	$625,961,248
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$586,281,090 ÷ 52,887,537 shares outstanding, no par value, unlimited shares authorized	$11.09
Service Shares:
$39,680,158 ÷ 3,578,643 shares outstanding, no par value, unlimited shares authorized	$11.09

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of OperationsYear Ended December 31, 2020

Investment Income:
Dividends (including $4,271,743 received from affiliated holdings* and net of foreign taxes withheld of $5,444)	$10,971,589
Interest	5,944,782
TOTAL INCOME	16,916,371
Expenses:
Investment adviser fee (Note 5)	4,636,543
Administrative fee (Note 5)	611,557
Custodian fees	50,018
Transfer agent fees	46,212
Directors’/Trustees’ fees (Note 5)	4,309
Auditing fees	32,840
Legal fees	16,195
Portfolio accounting fees	187,616
Distribution services fee (Note 5)	97,173
Printing and postage	135,506
Miscellaneous (Note 5)	34,935
TOTAL EXPENSES	5,852,904
Reimbursement of investment adviser fee (Note 5)	(89,336)
Net expenses	5,763,568
Net investment income	11,152,803
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Futures Contracts and Written Options:
Net realized gain on investments (including net realized gain of $671,394 on sales of investments in affiliated companies and holdings*)	13,550,335
Net realized gain on foreign currency transactions	27,996
Net realized loss on futures contracts	(37,729,994)
Net realized gain on written options	152,624
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $2,362,951 on investments in affiliated companies and holdings*)	23,532,316
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	75
Net change in unrealized appreciation of futures contracts	(8,548,630)
Net change in unrealized depreciation of written options	(4,089)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and written options	(9,019,367)
Change in net assets resulting from operations	$2,133,436

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended December 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$11,152,803	$15,670,104
Net realized gain (loss)	(23,999,039)	24,776,133
Net change in unrealized appreciation/depreciation	14,979,672	87,210,130
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,133,436	127,656,367
Distributions to Shareholders:
Primary Shares	(14,937,718)	(13,858,559)
Service Shares	(827,265)	(900,138)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,764,983)	(14,758,697)
Share Transactions:
Proceeds from sale of shares	29,845,467	25,506,299
Net asset value of shares issued to shareholders in payment of distributions declared	15,764,983	14,758,695
Cost of shares redeemed	(101,676,772)	(134,498,167)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(56,066,322)	(94,233,173)
Change in net assets	(69,697,869)	18,664,497
Net Assets:
Beginning of period	695,659,117	676,994,620
End of period	$625,961,248	$695,659,117
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
December 31, 2020
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation. The Co-Advisers each are registered as a “commodity pool operator” with respect to operation of the Fund.
Prior to April 28, 2020, the names of the Trust and Fund were Federated Insurance Series and Federated Managed Volatility Fund II, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers’ affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Co-Advisers and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $89,336 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $151,690,586 and $60,858,085, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to manage market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At December 31, 2020, the Fund had no outstanding purchased and written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $607,319 and $1,122,823, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $285,827 and $338,142, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(44,659)*
Equity contracts	Receivable for variation margin on futures contracts	2,953,713*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,909,054

*
Includes net cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$791,058	$—	$—	$791,058
Equity contracts	(38,521,052)	4,728,361	152,624	(33,640,067)
TOTAL	$(37,729,994)	$4,728,361	$152,624	$(32,849,009)

1	The net realized gain on Purchased Option Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[2]	Written Options Contracts	Total
Interest rate contracts	$167,515	$—	$—	$167,515
Equity contracts	(8,716,145)	31,904	(4,089)	(8,688,330)
TOTAL	$(8,548,630)	$31,904	$(4,089)	$(8,520,815)

2	The net change in unrealized depreciation of Purchased Option Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2020		Year Ended 12/31/2019
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	2,708,594	$27,733,700	2,373,923	$24,532,576
Shares issued to shareholders in payment of distributions declared	1,577,373	14,937,718	1,369,423	13,858,559
Shares redeemed	(9,062,173)	(95,024,537)	(12,039,584)	(125,610,367)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(4,776,206)	$(52,353,119)	(8,296,238)	$(87,219,232)
	Year Ended 12/31/2020		Year Ended 12/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	209,920	$2,111,767	94,757	$973,723
Shares issued to shareholders in payment of distributions declared	87,172	827,265	88,946	900,136
Shares redeemed	(635,596)	(6,652,235)	(858,584)	(8,887,800)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(338,504)	$(3,713,203)	(674,881)	$(7,013,941)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,114,710)	$(56,066,322)	(8,971,119)	$(94,233,173)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$15,764,983	$14,758,697
As of December 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$11,448,269
Net unrealized appreciation	$75,706,771
Capital loss carryforwards	$(49,218,351)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the differing treatments for discount accretion/premium amortization on debt securities, deferral of losses on wash sales, straddle loss deferrals and mark-to-market of futures contracts.
At December 31, 2020, the cost of investments for federal tax purposes was $547,610,823. The net unrealized appreciation of investments for federal tax purposes was $75,706,696. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $82,980,802 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,274,106. The amounts presented are inclusive of derivative contracts.
As of December 31, 2020, the Fund had a capital loss carryforward of $49,218,351 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$14,831,773	$34,386,578	$49,218,351
At December 31, 2020, for federal income tax purposes, the Fund had $452,291 in straddle loss deferrals.
As a result of the August 2018 tax-free transfer of assets from Federated Managed Tail Risk Fund II, certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended December 31, 2020, the Co-Advisers reimbursed $89,336.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2020, the annualized fee paid to FAS was 0.099% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the year ended December 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$97,173
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2020, FSC did not retain any fees paid by the Fund.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.95% and 1.20% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended December 31, 2020, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $309,680. Net realized gain recognized on these transactions was $54,710.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2020, were as follows:
Purchases	$302,820,521
Sales	$330,646,695
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2020, the Fund had no outstanding loans. During the year ended December 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2020, there were no outstanding loans. During the year ended December 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
Of the ordinary income distributions made by the Fund during the year ended December 31, 2020, 41.91% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and Shareholders of Federated Hermes Managed Volatility Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Managed Volatility Fund II (formerly, Federated Managed Volatility Fund II) (the “Fund”), a portfolio of Federated Hermes Insurance Series (formerly, Federated Insurance Series), as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 16, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,111.20	$4.88
Service Shares	$1,000	$1,109.00	$6.20
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.51	$4.67
Service Shares	$1,000	$1,019.25	$5.94

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.92%
Service Shares	1.17%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee,
Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; and Director and Vice Chair, Our Campaign for the Church Alive!, Inc.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s
Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and
Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management,
Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Senior Vice President for Legal Affairs,
General Counsel and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior
Counsel of Environment, Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.

Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 President Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated
Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company;
Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology,
Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Hermes Managed Volatility Fund II (the “Fund”)
(FORMERLY, FEDERATED MANAGED VOLATILITY FUND II)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania under which they will serve as co-advisers to the Fund (the “Co-Advisers”), for an additional one-year term (the “Contract”). The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review materials and information covering the following matters, as among others: the Co-Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Co-Advisers in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its Board’s evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers in addition to considering the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of the Co-Advisers and their affiliates dedicated to the Fund. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund’s strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. In this regard, the Board evaluated, among other things, the Co-Advisers’ personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Co-Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Co-Advisers and the compliance-related resources devoted by the Co-Advisers and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Co-Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund’s investment program. The Co-Advisers’ ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers’ investment management and related services warrant the continuation of the Contract.
Annual Shareholder Report

Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Co-Advisers’ analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Co-Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s Contract.
Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Fund to be competitive in the marketplace, the Co-Advisers and their affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The investment advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The investment advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May Meetings, the Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Co-Advisers and their affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board
Annual Shareholder Report

considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Co-Advisers’ industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Co-Advisers and their affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
Annual Shareholder Report

Liquidity Risk Management Program–Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Managed Volatility Fund II (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Managed Volatility Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
CUSIP 313916744
G00845-01 (2/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2020

Share Class	Primary	Service

Federated Hermes Quality Bond Fund II
(formerly, Federated Quality Bond Fund II)

A Portfolio of Federated Hermes Insurance Series
(formerly, Federated Insurance Series)
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2020 through December 31, 2020.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Quality Bond Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2020, was 8.12% for the Primary Shares and 7.86% for the Service Shares. The total return of the Fund’s broad-based benchmark, the Bloomberg Barclays U.S. Intermediate Credit Index (BBICI),1 was 7.08% during the same period. The 8.12% total return of the Fund’s Primary Shares consisted of 3.35% of taxable dividends and 4.77% of appreciation in the net asset value of shares. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBICI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BBICI were: (a) individual security selection, (b) the selection of various industries and sectors of the corporate bond market;2 and (c) overall interest rate-sensitivity of the portfolio, as measured by the effective duration3 of the Fund.
The following discussion will focus on the performance of the Fund’s Primary Shares relative to the BBICI.
market overview
The calendar year began on a calm note as the December 2019 agreement to a Phase I trade deal between the U.S. and China eliminated another round of tariffs and lowered tensions between the two major trade partners. In addition, the Federal Reserve (the “Fed”) made it clear that it was in no hurry to raise its benchmark funds rate. With this good news and expectations for continued positive economic growth, the option-adjusted spread on the BBICI hit the current cycle low of 63 basis points in late January and then again in mid-February. The 10-year U.S. Treasury note ended January at 1.87%.
However, bubbling under the surface as first quarter 2020 progressed, warnings about potential global business disruptions rose and then exploded due to the global spread of the novel coronavirus known as Covid-19. Investors rapidly reassessed their portfolios, seeking safety and liquidity in high-quality assets, causing credit markets to nearly seize. The Fed acted swiftly, lowering its federal funds target rate during two emergency March meetings to the current 0.00-0.25% range and adopting a range of liquidity facilities to support financial and credit markets. Congress at the same time approved more than $2 trillion of immediate fiscal stimulus to fight an economy that rapidly plunged into recession amid widespread shelter-at-home orders, causing the unemployment rate to soar from a 50-year low of 3.5% in February to 14.7% in April.
The unprecedented Fed and fiscal stimulus helped stabilize the economy, as the second quarter’s record quarterly contraction in gross domestic product (GDP) was followed by the third quarter’s record expansion. Still, the recovery from the impacts of the coronavirus certainly fluctuated during the reporting period. Infection and death rates began to decline in late spring, rise again in mid-summer, decline again in the fall and, as the calendar year-end approached, to spike again to record levels. Unlike in the spring, however, market reaction was relatively subdued despite a new wave of targeted shutdowns that threatened the recovery. This in part was explained by several Covid-19 vaccines that appeared to be highly efficacious and were ultimately approved, with distribution beginning by calendar year-end.
The gradual end to most election uncertainties after the November 2nd presidential election also helped ease market volatility. Despite efforts by President Donald Trump to challenge the outcome, it appeared by calendar year-end that former Vice President Joe Biden won the election and would be inaugurated as the nation’s 46th president on January 20, 2021. Still unknown as of the end of the period was whether Democrats would control both chambers of Congress, a fate that would be determined by two U.S. Senate runoff elections in Georgia in early January 2021.
In another year of roller-coaster volatility, the 10-year U.S. Treasury yield started the period at 1.91%, dipped to 0.51% in August and closed the period at 0.92%. The option-adjusted spread of the BBICI started the period at 64 basis points, climbing to roughly 333 basis points in March at the height of the risk-off trade, before gradually trending down to close the period where it started, at 62 basis points.
Annual Shareholder Report
1

SECTOR/INDUSTRY and security selection
During the reporting period, individual security selection was the largest driver of positive performance relative to the BBICI. Security selection was particularly strong in the Consumer Cyclical, Energy, Communications and Consumer Non-Cyclical sectors. Insurance and Banking were detractors with weaker selection. Specific credits that contributed the most to Fund performance included: General Electric, Kroger, Charter Communications, Discovery and Advance Autoparts. Specific credits that most negatively affected Fund performance included HSBC PLC, Chevron and PNC.
The decision to overweight or underweight positions to specific corporate sectors and/or ratings quality was the secondary driver of Fund performance relative to the BBICI. In total for the year, sector allocation was a positive contributor. Overweight positions to Consumer Non-Cyclical and Communications and an underweight position to Supranationals, which underperformed the benchmark, added to Fund performance. An overweight position to the Transportation sector, which underperformed the benchmark, was a detractor to performance.
Duration and DeRIVATIVEs MANAGEMENT
Duration had a slight negative impact on performance because, on average, the Fund maintained slightly less interest-rate sensitivity relative to the BBICI throughout the year. Derivatives, which were U.S. Treasury futures4 that were used to adjust duration targets, had a negative effect on Fund performance during the reporting period.
1
 Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBICI.
2
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
3
 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4
 The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Quality Bond Fund II from December 31, 2010 to December 31, 2020, compared to the Bloomberg Barclays U.S. Intermediate Credit Index (BBICI).2 The Average Annual Total Returns table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2020
Average Annual Total Returns for the Period Ended 12/31/2020
	1 Year	5 Years	10 Years
Primary Shares	8.12%	4.91%	4.08%
Service Shares	7.86%	4.65%	3.82%
BBICI	7.08%	4.74%	4.18%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BBICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2
 The BBICI measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with maturity between one and ten years. It is composed of the Bloomberg Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)
At December 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	96.9%
Mortgage-Backed Securities[2,3]	0.0%
Securities Lending Collateral[4]	2.4%
Cash Equivalents[5]	2.3%
Derivative Contracts[3,6]	0.0%
Other Assets and Liabilities—Net[7]	(1.6)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
3	Represents less than 0.1%.
4	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
6
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
4

Portfolio of Investments
December 31, 2020
Principal Amount			Value
		CORPORATE BONDS—96.9%
		Basic Industry - Chemicals—0.8%
$ 640,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$658,588
215,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	217,382
500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	583,197
		TOTAL	1,459,167
		Basic Industry - Metals & Mining—0.9%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	240,981
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,079,177
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	337,319
		TOTAL	1,657,477
		Capital Goods - Aerospace & Defense—3.2%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	650,403
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	317,872
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	226,813
200,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	203,578
600,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	624,192
584,000	[1]	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	604,576
519,000	[1]	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	554,038
275,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	303,772
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	460,100
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	161,587
600,000		Leidos, Inc., Sr. Unsecd. Note, 144A, 2.300%, 2/15/2031	612,044
335,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	374,979
320,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 3.100%, 11/15/2021	325,818
460,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.956% (3-month USLIBOR +1.735%), 2/15/2042	336,582
295,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	324,266
		TOTAL	6,080,620
		Capital Goods - Building Materials—1.2%
165,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	183,290
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	855,177
285,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	306,566
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	305,657
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	340,856
275,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	316,523
		TOTAL	2,308,069
		Capital Goods - Construction Machinery—1.1%
195,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	200,802
500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	522,656
595,000	[1]	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	671,044
750,000		Deere & Co., Sr. Unsecd. Note, 2.600%, 6/8/2022	771,718
		TOTAL	2,166,220
		Capital Goods - Diversified Manufacturing—3.8%
750,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	782,202
225,000		General Electric Co., Sr. Unsecd. Note, 4.350%, 5/1/2050	273,646
205,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	212,229
400,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	423,783
585,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	595,621
1,000,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	1,055,023
210,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	225,744
Annual Shareholder Report
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$ 430,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	$439,634
250,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	271,339
875,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	1,011,883
800,000		United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	953,944
235,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	253,741
400,000		Xylem, Inc., Sr. Unsecd. Note, 1.950%, 1/30/2028	421,853
250,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	263,490
		TOTAL	7,184,132
		Capital Goods - Packaging—0.3%
500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	557,591
		Communications - Cable & Satellite—1.9%
1,000,000		CCO Safari II LLC, 4.908%, 7/23/2025	1,162,538
300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	317,326
400,000		Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	430,716
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	339,064
750,000	[1]	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	862,035
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	467,813
		TOTAL	3,579,492
		Communications - Media & Entertainment—1.9%
300,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	334,281
132,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.950%, 3/20/2023	139,151
400,000		Discovery Communications LLC, Sr. Unsecd. Note, 3.625%, 5/15/2030	458,504
500,000		Fox Corp, Sr. Unsecd. Note, 3.500%, 4/8/2030	568,544
400,000		Fox Corp, Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	485,591
270,000		Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	324,521
750,000		ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	822,621
310,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	388,687
		TOTAL	3,521,900
		Communications - Telecom Wireless—1.7%
600,000		American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	636,643
300,000		Crown Castle International Corp., 3.150%, 7/15/2023	319,302
180,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	186,847
250,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	280,120
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	231,520
450,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	521,667
450,000		T-Mobile USA, Inc., Term Loan - 1st Lien, 144A, 3.750%, 4/15/2027	512,910
395,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	451,867
		TOTAL	3,140,876
		Communications - Telecom Wirelines—2.5%
300,000		AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	320,130
877,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	903,753
250,000		AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	267,313
450,000		AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	500,253
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	373,306
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	302,430
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	298,866
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	196,305
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	664,404
735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	828,925
		TOTAL	4,655,685
Annual Shareholder Report
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—3.6%
$ 700,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	$759,606
500,000		Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	536,875
250,000		Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	266,610
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	250,938
920,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	1,019,663
250,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	303,433
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	505,418
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	337,932
355,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	366,226
1,025,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	1,049,498
500,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	504,399
650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	670,031
300,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	330,236
		TOTAL	6,900,865
		Consumer Cyclical - Retailers—4.2%
1,000,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,151,572
470,000		Alimentation Couche-Tard, Inc., 144A, 2.950%, 1/25/2030	514,361
665,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	800,726
275,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	283,553
250,000		CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	251,208
1,290,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,536,422
200,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	229,592
600,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	642,448
500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	564,719
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	539,446
320,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	321,028
370,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	446,341
580,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	583,885
		TOTAL	7,865,301
		Consumer Cyclical - Services—2.0%
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	559,863
170,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	193,792
400,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	497,347
750,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	864,530
325,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	353,881
135,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	147,466
500,000		Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	523,242
530,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	594,845
		TOTAL	3,734,966
		Consumer Non-Cyclical - Food/Beverage—5.0%
250,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.150%, 1/23/2025	284,764
750,000	[1]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	925,491
515,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	556,198
385,000		Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	388,712
1,000,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	1,219,497
340,000	[1]	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	373,914
380,000	[1]	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	424,025
500,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	549,046
660,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	686,640
85,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	96,341
700,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	761,023
Annual Shareholder Report
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 450,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	$519,028
1,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,084,984
380,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	383,459
210,000	[1]	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	222,590
240,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	243,429
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	66,751
600,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	636,047
		TOTAL	9,421,939
		Consumer Non-Cyclical - Health Care—2.6%
275,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	285,987
210,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	229,417
940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	1,011,997
205,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	218,598
350,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	382,083
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	286,957
740,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	820,719
160,000		Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	178,316
235,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	257,075
470,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	498,304
450,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	508,074
250,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	278,837
50,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	56,864
		TOTAL	5,013,228
		Consumer Non-Cyclical - Pharmaceuticals—5.0%
210,000		Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	227,706
453,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	530,944
580,000		AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	642,091
455,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	510,435
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	334,487
67,000		AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	87,764
235,000		AstraZeneca PLC, 0.700%, 4/8/2026	233,883
600,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	675,713
1,000,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,090,284
200,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	228,868
235,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	245,590
600,000		Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	687,858
320,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	372,652
200,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	289,669
310,000		Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	359,952
220,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	250,055
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	581,824
670,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	660,555
240,000		Royalty Pharma PLC, 144A, 1.200%, 9/2/2025	243,889
900,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	899,437
300,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	288,940
		TOTAL	9,442,596
		Consumer Non-Cyclical - Supermarkets—0.5%
610,000		Kroger Co., Bond, 6.900%, 4/15/2038	922,005
		Consumer Non-Cyclical - Tobacco—1.2%
800,000		Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	929,053
200,000		BAT Capital Corp., Sr. Unsecd. Note, 3.215%, 9/6/2026	220,500
Annual Shareholder Report
8

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$ 290,000		BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	$326,387
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	341,767
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	484,470
		TOTAL	2,302,177
		Energy - Independent—1.8%
250,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	262,471
420,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	439,373
500,000	[1]	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	551,321
250,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	272,912
215,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	244,957
475,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	509,594
100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	96,400
1,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	957,500
		TOTAL	3,334,528
		Energy - Integrated—2.0%
500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	567,007
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	547,830
500,000		Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	510,674
530,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	767,350
585,000		Husky Energy, Inc., 4.000%, 4/15/2024	627,487
240,000	[1]	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	267,277
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	184,075
325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	359,890
		TOTAL	3,831,590
		Energy - Midstream—3.2%
265,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	276,935
500,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	573,465
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	618,896
470,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	507,050
500,000		Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	557,663
290,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	300,271
350,000	[1]	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	370,891
395,000	[1]	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	455,769
500,000		MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	525,343
345,000	[1]	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	385,080
600,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	675,524
540,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	558,443
300,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	332,922
		TOTAL	6,138,252
		Energy - Oil Field Services—0.2%
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	341,267
		Energy - Refining—0.5%
185,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	188,288
215,000		Valero Energy Corp., 7.500%, 4/15/2032	300,597
335,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	445,625
		TOTAL	934,510
		Financial Institution - Banking—20.1%
1,250,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	1,365,737
935,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,014,008
1,250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,423,344
700,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	727,100
Annual Shareholder Report
9

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 250,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	$252,860
750,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	799,818
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	559,701
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	595,504
310,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.100%, 10/24/2024	330,587
300,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	309,287
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	604,563
600,000	[1]	Capital One Financial Corp., Sr. Unsecd. Note, 3.050%, 3/9/2022	618,377
350,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.200%, 1/30/2023	368,956
500,000		Citigroup, Inc., 4.125%, 7/25/2028	585,060
500,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	533,080
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	779,241
730,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	823,681
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	568,843
500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	586,568
500,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	568,398
90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	95,707
660,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	697,153
300,000		Comerica, Inc., 3.800%, 7/22/2026	341,301
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	560,918
140,000	[1]	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	149,134
250,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	266,882
685,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	698,377
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.000%, 4/26/2022	504,077
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,404,221
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	593,309
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	573,723
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	1,096,951
240,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	257,558
1,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	1,052,028
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	505,774
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	575,099
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	610,192
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,069,083
500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	560,063
750,000		Morgan Stanley, Sec. Fac. Bond, 2.750%, 5/19/2022	774,679
250,000		Morgan Stanley, Sr. Unsecd. Note, 2.188%, 4/28/2026	264,226
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	1,148,316
165,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	179,240
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	527,815
250,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	299,268
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	1,085,600
408,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	445,995
250,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	261,421
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	258,247
330,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	350,247
230,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	249,610
250,000		State Street Corp., Sr. Unsecd. Note, 2.653%, 5/15/2023	257,911
700,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	777,011
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	253,254
475,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 12/6/2024	503,610
Annual Shareholder Report
10

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 500,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	$526,402
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	223,909
245,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	252,122
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	250,669
750,000		US Bancorp, Sub. Note, Series MTN, 3.600%, 9/11/2024	829,854
500,000		Wells Fargo & Co., Series MTN, 3.500%, 3/8/2022	518,458
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	790,324
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	687,639
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	264,393
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	529,520
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	566,904
		TOTAL	38,102,907
		Financial Institution - Broker/Asset Mgr/Exchange—1.7%
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	398,747
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	248,472
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	275,092
245,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	292,952
595,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	730,593
193,000	[1]	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	222,908
390,000		Stifel Financial Corp., 4.250%, 7/18/2024	438,536
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	556,541
		TOTAL	3,163,841
		Financial Institution - Finance Companies—1.4%
550,000	[1]	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	623,289
500,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	532,082
250,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	288,147
950,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	1,120,174
		TOTAL	2,563,692
		Financial Institution - Insurance - Health—0.8%
300,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	324,377
650,000		CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	785,819
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	461,629
		TOTAL	1,571,825
		Financial Institution - Insurance - Life—0.9%
350,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	394,321
200,000		AIG Global Funding, Sec. Fac. Bond, 144A, 2.300%, 7/1/2022	205,511
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	886,052
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	286,166
		TOTAL	1,772,050
		Financial Institution - Insurance - P&C—0.8%
250,000	[1]	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	263,419
300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	327,791
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	283,513
95,000	[1]	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	113,145
300,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	522,627
		TOTAL	1,510,495
		Financial Institution - REIT - Apartment—1.0%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	442,880
115,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	127,852
500,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	545,093
320,000		Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	319,362
Annual Shareholder Report
11

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—continued
$ 500,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	$549,357
		TOTAL	1,984,544
		Financial Institution - REIT - Healthcare—1.2%
445,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	445,753
710,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	785,281
155,000		Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	170,883
375,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	400,408
500,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	547,735
		TOTAL	2,350,060
		Financial Institution - REIT - Office—0.9%
640,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	704,949
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	318,612
480,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	525,163
80,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	88,301
		TOTAL	1,637,025
		Financial Institution - REIT - Other—0.6%
320,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	393,239
275,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	286,059
450,000	[1]	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	499,876
		TOTAL	1,179,174
		Financial Institution - REIT - Retail—0.6%
250,000	[1]	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	258,285
410,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	433,245
250,000	[1]	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	269,621
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	105,065
		TOTAL	1,066,216
		Sovereign—0.4%
510,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	681,508
		Supranational—0.2%
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	337,203
		Technology—7.3%
500,000		Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	551,023
500,000	[1]	Apple, Inc., Sr. Unsecd. Note, 0.550%, 8/20/2025	502,579
315,000		Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	324,140
650,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	682,018
125,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	171,724
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	382,962
280,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	314,781
666,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	763,137
135,000		Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	154,737
650,000		Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	781,290
350,000		Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 6.200%, 7/15/2030	455,425
480,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	514,580
80,000		Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	86,484
83,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	91,463
600,000	[1]	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	712,137
250,000		Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	270,664
230,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	247,054
500,000		Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	596,279
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	691,420
175,000		Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	194,765
Annual Shareholder Report
12

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 500,000		Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	$565,998
460,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	520,567
100,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	110,478
310,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	371,961
105,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	109,497
250,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	278,511
750,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	818,454
190,000		Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	196,770
750,000		Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	821,171
310,000		Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	325,207
260,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	308,808
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	206,595
600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	721,199
		TOTAL	13,843,878
		Technology Services—0.1%
90,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	97,937
		Transportation - Airlines—0.3%
275,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	298,975
215,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	249,151
		TOTAL	548,126
		Transportation - Railroads—0.8%
2,537		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	2,538
850,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	886,016
500,000		Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	531,759
		TOTAL	1,420,313
		Transportation - Services—1.5%
550,000		FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	615,019
215,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	216,992
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	256,657
300,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	327,025
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	289,703
280,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	287,292
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	153,599
590,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	666,839
		TOTAL	2,813,126
		Utility - Electric—4.2%
310,000	[1]	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	348,870
125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	130,731
380,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	396,957
500,000		Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	550,898
130,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 144A, 4.050%, 4/15/2025	147,397
560,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	604,755
400,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	400,198
500,000	[1]	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	546,053
470,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	485,085
380,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	442,644
385,000		Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	456,034
250,000	[1]	Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	273,216
240,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	264,435
600,000		National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	615,656
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	149,871
Annual Shareholder Report
13

Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	$341,926
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	567,543
590,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	616,214
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	280,583
378,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	421,680
	TOTAL	8,040,746
	Utility - Natural Gas—0.8%
205,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	219,520
600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	630,164
395,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	456,013
250,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	262,458
	TOTAL	1,568,155
	Utility - Natural Gas Distributor—0.2%
450,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	473,055
	TOTAL CORPORATE BONDS (IDENTIFIED COST $167,010,691)	183,220,329
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
567	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	666
	Government National Mortgage Association—0.0%
745	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	790
1,663	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,868
2,293	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	2,582
3,149	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	3,546
5,293	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	5,956
3,555	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	4,053
690	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	789
2,600	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,003
9,241	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	10,682
6,361	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	7,387
13,698	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	15,928
904	Government National Mortgage Association, Pool 516688, 8.000%, 8/15/2029	1,056
	TOTAL	57,640
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $50,793)	58,306
	REPURCHASE AGREEMENTS—4.7%
4,322,000	Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 12/31/2020 under which Bank of Montreal will repurchase securities provided as collateral for $1,000,008,889 on 1/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2069 and the market value of those underlying securities was $1,022,038,963.	4,322,000
4,559,143	Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 12/31/2020 under which Bank of Montreal will repurchase securities provided as collateral for $1,000,008,889 on 1/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2069 and the market value of those underlying securities was $1,022,038,963. (purchased with proceeds from securities lending collateral)	4,559,143
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $8,881,143)	8,881,143
	TOTAL INVESTMENT IN SECURITIES—101.6% (IDENTIFIED COST $175,942,627)[3]	192,159,778
	OTHER ASSETS AND LIABILITIES - NET—(1.6)%[4]	(2,945,944)
	TOTAL NET ASSETS—100%	$189,213,834
Annual Shareholder Report
14

At December 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Future:
[5]United States Treasury Notes 10-Year Long Futures	40	$5,523,125	March 2021	$8,349
Short Futures:
[5]United States Treasury Long Bond Short Futures	35	$6,061,562	March 2021	$56,622
[5]United States Treasury Ultra Bond Short Futures	3	$640,688	March 2021	$12,438
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$77,409
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	The cost of investments for federal tax purposes amounts to $175,942,775.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$183,220,329	$—	$183,220,329
Mortgage-Backed Securities	—	58,306	—	58,306
Repurchase Agreements	—	8,881,143	—	8,881,143
TOTAL SECURITIES	$—	$192,159,778	$—	$192,159,778
Other Financial Instruments:[1]
Assets	$77,409	$—	$—	$77,409
TOTAL OTHER FINANCIAL INSTRUMENTS	$77,409	$—	$—	$77,409

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.31	$10.65	$11.05	$10.98	$10.97
Income From Investment Operations:
Net investment income (loss)[1]	0.28	0.31	0.30	0.31	0.34
Net realized and unrealized gain (loss)	0.58	0.68	(0.37)	0.12	0.07
Total From Investment Operations	0.86	0.99	(0.07)	0.43	0.41
Less Distributions:
Distributions from net investment income	(0.32)	(0.33)	(0.33)	(0.36)	(0.40)
Distributions from net realized gain	(0.03)	(0.00)[2]	—	—	—
Total Distributions	(0.35)	(0.33)	(0.33)	(0.36)	(0.40)
Net Asset Value, End of Period	$11.82	$11.31	$10.65	$11.05	$10.98
Total Return[3]	8.12%	9.44%	(0.59)%	4.04%	3.82%
Ratios to Average Net Assets:
Net expenses[4]	0.74%	0.74%	0.74%	0.74%	0.73%
Net investment income	2.50%	2.79%	2.83%	2.81%	3.10%
Expense waiver/reimbursement[5]	0.07%	0.08%	0.08%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$170,912	$167,625	$162,812	$185,026	$188,831
Portfolio turnover	24%	21%	19%	27%	26%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.28	$10.62	$11.01	$10.94	$10.93
Income From Investment Operations:
Net investment income (loss)[1]	0.26	0.28	0.27	0.28	0.31
Net realized and unrealized gain (loss)	0.57	0.68	(0.36)	0.12	0.07
Total From Investment Operations	0.83	0.96	(0.09)	0.40	0.38
Less Distributions:
Distributions from net investment income	(0.29)	(0.30)	(0.30)	(0.33)	(0.37)
Distributions from net realized gain	(0.03)	(0.00)[2]	—	—	—
Total Distributions	(0.32)	(0.30)	(0.30)	(0.33)	(0.37)
Net Asset Value, End of Period	$11.79	$11.28	$10.62	$11.01	$10.94
Total Return[3]	7.86%	9.17%	(0.78)%	3.75%	3.53%
Ratios to Average Net Assets:
Net expenses[4]	0.99%	0.99%	0.99%	0.99%	0.98%
Net investment income	2.25%	2.54%	2.58%	2.56%	2.86%
Expense waiver/reimbursement[5]	0.07%	0.08%	0.07%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,302	$18,776	$19,344	$22,596	$23,920
Portfolio turnover	24%	21%	19%	27%	26%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Assets and LiabilitiesDecember 31, 2020

Assets:
Investment in securities, at value including $4,437,458 of securities loaned (identified cost $175,942,627)	$192,159,778
Cash	118,766
Due from broker (Note 2)	135,020
Income receivable	1,513,503
Receivable for shares sold	91,692
Total Assets	194,018,759
Liabilities:
Payable for investments purchased	118,494
Payable for shares redeemed	37,420
Payable for variation margin on futures contracts	9,865
Payable for collateral due to broker for securities lending	4,559,143
Payable to adviser (Note 5)	2,734
Payable for administrative fee (Note 5)	403
Payable for distribution services fee (Note 5)	3,894
Accrued expenses (Note 5)	72,972
Total Liabilities	4,804,925
Net assets for 16,008,292 shares outstanding	$189,213,834
Net Assets Consist of:
Paid-in capital	$166,794,627
Total distributable earnings (loss)	22,419,207
Total Net Assets	$189,213,834
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$170,911,549 ÷ 14,456,169 shares outstanding, no par value, unlimited shares authorized	$11.82
Service Shares:
$18,302,285 ÷ 1,552,123 shares outstanding, no par value, unlimited shares authorized	$11.79
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of OperationsYear Ended December 31, 2020

Investment Income:
Interest	$6,020,032
Net income on securities loaned (Note 2)	4,822
TOTAL INCOME	6,024,854
Expenses:
Investment adviser fee (Note 5)	1,115,484
Administrative fee (Note 5)	146,012
Custodian fees	10,633
Transfer agent fees	16,991
Directors’/Trustees’ fees (Note 5)	2,051
Auditing fees	25,490
Legal fees	9,647
Portfolio accounting fees	96,237
Distribution services fee (Note 5)	46,300
Printing and postage	71,545
Miscellaneous (Note 5)	27,601
TOTAL EXPENSES	1,567,991
Waiver :
Waiver of investment adviser fee (Note 5)	(136,819)
Net expenses	1,431,172
Net investment income	4,593,682
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments	1,638,683
Net realized loss on futures contracts	(56,098)
Net change in unrealized appreciation of investments	8,220,187
Net change in unrealized appreciation of futures contracts	26,355
Net realized and unrealized gain (loss) on investments and futures contracts	9,829,127
Change in net assets resulting from operations	$14,422,809
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Changes in Net Assets

Year Ended December 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,593,682	$5,110,075
Net realized gain (loss)	1,582,585	556,588
Net change in unrealized appreciation/depreciation	8,246,542	10,915,627
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,422,809	16,582,290
Distributions to Shareholders:
Primary Shares	(5,129,491)	(4,859,559)
Service Shares	(531,201)	(520,306)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,660,692)	(5,379,865)
Share Transactions:
Proceeds from sale of shares	16,225,144	11,736,570
Net asset value of shares issued to shareholders in payment of distributions declared	5,660,688	5,379,862
Cost of shares redeemed	(27,834,646)	(24,074,695)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,948,814)	(6,958,263)
Change in net assets	2,813,303	4,244,162
Net Assets:
Beginning of period	186,400,531	182,156,369
End of period	$189,213,834	$186,400,531
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Notes to Financial Statements
December 31, 2020
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
Prior to April 28, 2020, the names of the Trust and Fund were Federated Insurance Series and Federated Quality Bond Fund II, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report
21

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $136,819 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report
22

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $7,932,173 and $6,257,546, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of December 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$4,437,458	$4,559,143
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(77,409)

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(56,098)
Annual Shareholder Report
23

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$26,355
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2020		Year Ended 12/31/2019
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,321,059	$15,137,018	1,017,072	$11,219,212
Shares issued to shareholders in payment of distributions declared	507,368	5,129,490	456,297	4,859,559
Shares redeemed	(2,197,120)	(24,859,601)	(1,939,194)	(21,305,622)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(368,693)	$(4,593,093)	(465,825)	$(5,226,851)
	Year Ended 12/31/2020		Year Ended 12/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	97,027	$1,088,126	47,093	$517,358
Shares issued to shareholders in payment of distributions declared	52,594	531,198	48,900	520,303
Shares redeemed	(262,468)	(2,975,045)	(252,919)	(2,769,073)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(112,847)	$(1,355,721)	(156,926)	$(1,731,412)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(481,540)	$(5,948,814)	(622,751)	$(6,958,263)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$5,262,359	$5,379,865
Long-term capital gains	$398,333	$—
As of December 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,862,730
Net unrealized appreciation	$16,217,003
Undistributed long-term capital gains	$1,339,474
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for deferral of losses on wash sales and mark-to-market of futures contracts.
At December 31, 2020, the cost of investments for federal tax purposes was $175,942,775. The net unrealized appreciation of investments for federal tax purposes was $16,217,003. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,409,569 and net unrealized depreciation from investments for those securities having an excess of cost over value of $192,566. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2020, the Adviser voluntarily waived $136,819 of its fee.
Annual Shareholder Report
24

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$46,300
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2020, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2020, were as follows:
Purchases	$44,076,703
Sales	$51,540,527
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be
Annual Shareholder Report
25

satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2020, the Fund had no outstanding loans. During the year ended December 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2020, there were no outstanding loans. During the year ended December 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2020, the amount of long-term capital gains designated by the Fund was $398,333.
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26

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED HERMES INSURANCE SERIES AND SHAREHOLDERS OF FEDERATED HERMES QUALITY BOND FUND II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Hermes Quality Bond Fund II (formerly, Federated Quality Bond Fund II) (the “Fund”), a portfolio of Federated Hermes Insurance Series (formerly, Federated Insurance Series), as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period ended December 31, 2020. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 16, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,033.20	$3.78
Service Shares	$1,000	$1,031.50	$5.06
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.42	$3.76
Service Shares	$1,000	$1,020.16	$5.03

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.74%
Service Shares	0.99%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

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29

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee,
Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; and Director and Vice Chair, Our Campaign for the Church Alive!, Inc.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s
Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and
Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management,
Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Senior Vice President for Legal Affairs,
General Counsel and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior
Counsel of Environment, Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

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30

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.

Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated
Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company;
Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology,
Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

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31

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Hermes Quality Bond Fund II (the “Fund”)
(FORMERLY, FEDERATED QUALITY BOND FUND II)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection
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with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
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Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program–Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Quality Bond Fund II (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Quality Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G00433-14 (2/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2020

Federated Hermes Fund for U.S. Government Securities II
(formerly, Federated Fund for U.S. Government Securities II)

A Portfolio of Federated Hermes Insurance Series
(formerly, Federated Insurance Series)
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2020 through December 31, 2020.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Fund for U.S. Government Securities II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2020, was 5.21%. The Fund’s custom benchmark (“Blended Index”),1 which consists of a 67%/33% blend of the Bloomberg Barclays U.S. Mortgage Backed Securities Index and Bloomberg Barclays U.S. Government Bond Index, returned 5.21% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Blended Index.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the Blended Index included: (a) sector allocation; (b) security selection; and (c) interest rate strategy.
MARKET OVERVIEW
Markets experienced unprecedented dislocation and volatility as the Covid-19 pandemic upended the global economy. Monetary and fiscal policy responses designed to stabilize the economy were enacted; however, the economic damage was severe.
The global pandemic dramatically reduced economic activity in the first half of the reporting period. The Federal Reserve reacted by easing monetary policy and initiating quantitative easing (QE) programs to stabilize financial markets via lower rates, asset purchases and various lending facilities. On the fiscal policy front, the Coronavirus Aid Relief and Economic Security (CARES) Act was signed into law. This multi-trillion dollar stimulus plan provided funds to a wide range of citizens and organizations via direct consumer payments, increased unemployment benefits and business loans, among other things. After dramatic underperformance early in the reporting period, non-Treasury fixed-income sectors rebounded strongly as investors took advantage of the widest yield spreads in over a decade—relative to similar duration Treasuries—to add exposure.
With the federal funds target rate reduced to a range of 0% to 0.25% and QE purchases of Treasuries and agency mortgage-backed securities2 (MBS) totaling $80 and $40 billion per month, respectively, mortgage security performance strongly rebounded from the depths early in the reporting period. Investment-grade corporate debt securities3, commercial MBS and asset-backed securities (ABS) bounced back to post positive excess returns for the year while residential MBS and government agency debt were slightly negative. Demand for U.S. Treasury securities drove interest rates to record lows as economic activity ground to a halt. Mortgage rates declined to a new all-time low of 2.66% as well, which resulted in a mortgage refinance wave. The Mortgage Banker Association’s Refinance Index increased over 100% during the reporting period as homeowners reduced debt service costs.
During the reporting period, the 2- and 10-year U.S. Treasury yields declined 145 and 100 basis points to yield 0.12% and 0.92%, respectively.4
Sector allocation
Allocations to spread sectors were increased over the reporting period based on attractive valuations. Treasury exposure was reduced in favor of commercial and residential MBS as well as ABS. Sector allocation made a positive impact on Fund performance.
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security selection
Falling market interest rates accompanied by increased refinance activity increased the value of mortgages containing factors which can reduce the risk of refinance. The pay-up to buy MBS with these attributes increased significantly, leading to strong performance. The Fund held significant exposure to such securities resulting in a positive impact from security selection.
Interest rate strategy
As rates fell, the Fund incrementally increased effective duration to benefit from lower yields. The greater sensitivity to interest rates proved beneficial as Treasury yields declined. Interest rate strategy made a positive contribution to Fund performance.
1
 The Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS) and Bloomberg Barclays U.S. Government Bond Index (BBGI) returned 3.87% and 7.94%, respectively. The Blended Index is being used for comparison purposes because, although it is not the Fund’s broad-based securities market index, the Fund’s Adviser believes it more closely reflects the market sectors in which the Fund invests. The Fund’s broad-based securities market index is the BBMBS. Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
2
 The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
3
 Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
4
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Fund for U.S. Government Securities II (the “Fund”) from December 31, 2010 to December 31, 2020, compared to the Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS),2 the Bloomberg Barclays U.S. Government Bond Index (BBGI)3 and a blended index comprised of 67% BBMBS and 33% BBGI (“Blended Index”).2,3 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT
Growth of $10,000 as of December 31, 2020
Average Annual Total Returns for the Period Ended 12/31/2020
	1 Year	5 Years	10 Years
Fund	5.21%	3.00%	2.66%
BBMBS	3.87%	3.05%	3.01%
BBGI	7.94%	3.76%	3.26%
Blended Index	5.21%	3.29%	3.10%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BBMBS, BBGI and Blended Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2
 The BBMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
 The BBGI is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited)
At December 31, 2020, the Fund’s portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	47.2%
U.S. Treasury Securities	21.0%
U.S. Government Agency Securities	12.1%
Asset-Backed Securities	10.4%
U.S. Government Agency Commercial Mortgage-Backed Securities	7.3%
Non-Agency Commercial Mortgage-Backed Securities	2.0%
Non-Agency Mortgage-Backed Securities	0.3%
Cash Equivalents[2]	8.8%
Other Assets and Liabilities—Net[3]	(9.1)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Cash equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
December 31, 2020
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—44.4%
	Federal Home Loan Mortgage Corporation—12.0%
$ 464,242	3.000%, 11/1/2045	$498,457
1,167,418	3.000%, 10/1/2046	1,231,933
582,230	3.000%, 10/1/2046	628,415
101,592	3.000%, 11/1/2046	107,111
1,068,013	3.500%, 7/1/2042	1,171,794
938,545	3.500%, 9/1/2043	1,018,308
269,229	3.500%, 5/1/2046	294,296
1,688,998	3.500%, 11/1/2047	1,790,840
1,432,850	4.000%, 12/1/2041	1,588,039
165,927	4.000%, 1/1/2042	183,898
883,171	4.000%, 3/1/2046	962,265
332,602	4.000%, 11/1/2047	356,569
156,496	4.000%, 12/1/2047	167,773
217,434	4.000%, 4/1/2048	233,033
1,036,787	4.000%, 7/1/2048	1,109,552
247,746	4.500%, 8/1/2040	277,524
577,854	4.500%, 12/1/2040	647,309
766,498	4.500%, 4/1/2041	857,669
198	5.000%, 2/1/2021	198
311,720	5.000%, 1/1/2034	354,520
88,049	5.000%, 5/1/2034	100,240
73,610	5.000%, 4/1/2036	84,609
21,866	5.000%, 5/1/2036	25,120
16,300	5.000%, 6/1/2036	18,727
95,288	5.000%, 6/1/2040	109,873
521,722	5.500%, 5/1/2034	603,045
13,271	5.500%, 12/1/2035	15,518
119,570	5.500%, 2/1/2036	139,514
53,347	5.500%, 5/1/2036	62,481
9,344	5.500%, 5/1/2036	10,942
10,657	5.500%, 5/1/2036	12,426
4,353	5.500%, 6/1/2036	5,100
2,275	5.500%, 6/1/2036	2,664
82,088	5.500%, 11/1/2037	96,141
165,794	5.500%, 1/1/2038	194,244
4,827	6.000%, 1/1/2032	5,542
22,755	6.000%, 2/1/2032	26,337
78,454	6.000%, 4/1/2036	93,092
13,822	6.000%, 5/1/2036	16,476
165,812	6.000%, 6/1/2037	198,568
19,933	6.000%, 7/1/2037	23,869
6,338	6.500%, 6/1/2022	6,523
397	6.500%, 5/1/2024	425
6,282	6.500%, 3/1/2029	7,129
2,484	6.500%, 6/1/2029	2,821
2,419	6.500%, 7/1/2029	2,751
511	6.500%, 9/1/2029	575
1,655	7.000%, 12/1/2029	1,922
Annual Shareholder Report
5

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 879	7.000%, 6/1/2030	$1,006
167	7.000%, 11/1/2030	196
171,250	7.000%, 4/1/2032	204,657
16,946	7.500%, 12/1/2030	19,991
10,086	7.500%, 1/1/2031	11,870
2,596	8.500%, 5/1/2030	3,030
667	9.000%, 2/1/2025	724
708	9.000%, 5/1/2025	775
	TOTAL	15,588,426
	Federal National Mortgage Association—16.3%
1,863,635	2.000%, 6/1/2050	1,938,326
1,664,606	2.500%, 3/1/2050	1,753,993
850,897	3.000%, 10/1/2046	897,921
1,332,069	3.000%, 11/1/2046	1,404,435
195,224	3.000%, 11/1/2046	209,063
123,085	3.000%, 1/1/2047	129,618
893,238	3.000%, 1/1/2047	940,647
59,813	3.000%, 2/1/2047	64,782
829,641	3.000%, 2/1/2048	890,786
356,357	3.000%, 2/1/2048	382,621
224,864	3.000%, 7/1/2049	235,252
2,194,294	3.500%, 9/1/2042	2,420,547
1,115,485	3.500%, 8/1/2046	1,201,326
942,398	3.500%, 9/1/2046	1,014,919
1,394,711	3.500%, 12/1/2046	1,488,222
844,180	3.500%, 12/1/2047	898,100
556,424	3.500%, 1/1/2048	609,102
303,513	4.000%, 2/1/2041	336,575
772,101	4.000%, 12/1/2041	856,208
594,265	4.000%, 4/1/2042	658,443
403,190	4.000%, 2/1/2048	431,865
273,887	4.000%, 2/1/2048	293,965
617,441	4.000%, 2/1/2048	661,933
268,778	4.500%, 10/1/2041	300,412
221,442	5.000%, 7/1/2034	252,621
29,202	5.000%, 11/1/2035	33,588
5,562	5.500%, 11/1/2021	5,650
108,662	5.500%, 9/1/2034	126,382
60,026	5.500%, 1/1/2036	70,004
68,183	5.500%, 4/1/2036	79,443
4,078	6.000%, 8/1/2021	4,134
2,912	6.000%, 7/1/2029	3,277
1,603	6.000%, 5/1/2031	1,844
9,812	6.000%, 5/1/2036	11,667
157,619	6.000%, 7/1/2036	188,693
4,390	6.000%, 7/1/2036	5,248
37,267	6.000%, 9/1/2037	44,744
75,632	6.000%, 11/1/2037	90,597
33,537	6.000%, 12/1/2037	39,247
1,687	6.500%, 6/1/2029	1,939
2,120	6.500%, 6/1/2029	2,429
Annual Shareholder Report
6

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 604	6.500%, 6/1/2029	$692
206	6.500%, 7/1/2029	235
114	6.500%, 7/1/2029	115
213	6.500%, 7/1/2029	243
3,181	6.500%, 7/1/2029	3,644
25	6.500%, 7/1/2029	28
287	6.500%, 7/1/2029	327
192	6.500%, 8/1/2029	213
3,936	6.500%, 9/1/2030	4,549
26,066	6.500%, 6/1/2031	30,233
12,002	6.500%, 4/1/2032	14,108
1,109	7.000%, 2/1/2024	1,184
2,130	7.000%, 10/1/2029	2,448
12,064	7.000%, 10/1/2029	14,103
4,051	7.000%, 11/1/2030	4,787
47,467	7.000%, 4/1/2031	56,188
83,510	7.000%, 4/1/2032	99,743
1,118	7.500%, 8/1/2028	1,268
195	7.500%, 9/1/2028	224
3,467	7.500%, 2/1/2030	4,070
1,664	8.000%, 7/1/2030	1,963
	TOTAL	21,220,933
	Government Agency—0.0%
33,374	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	33,228
	Government National Mortgage Association—6.3%
1,556,528	3.000%, 11/20/2047	1,637,232
2,737,593	3.500%, 1/20/2048	2,988,587
958,761	3.500%, 2/20/2048	1,051,757
390,525	4.500%, 6/20/2039	435,382
314,592	4.500%, 10/15/2039	358,237
437,036	4.500%, 8/20/2040	487,704
242,521	5.000%, 7/15/2034	273,997
22,250	6.000%, 4/15/2032	25,579
44,056	6.000%, 5/15/2032	51,147
75,528	6.000%, 4/15/2036	88,852
147,109	6.000%, 5/15/2036	172,815
82,438	6.000%, 5/15/2036	96,981
31,114	6.000%, 7/20/2036	36,370
31,054	6.000%, 5/20/2037	36,377
170,809	6.000%, 7/20/2038	200,959
2,771	6.500%, 12/15/2023	2,920
5,414	6.500%, 5/15/2024	5,742
1,913	6.500%, 6/15/2029	2,176
4,373	6.500%, 6/15/2031	5,001
3,982	6.500%, 7/20/2031	4,600
3,765	6.500%, 8/20/2031	4,346
23,511	6.500%, 10/15/2031	27,338
38,907	6.500%, 12/15/2031	45,016
3,854	6.500%, 4/15/2032	4,465
22,694	6.500%, 5/15/2032	26,323
163,716	6.500%, 5/15/2032	191,152
Annual Shareholder Report
7

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 1,531		7.500%, 10/15/2029	$1,782
357		7.500%, 10/15/2029	416
3,833		7.500%, 3/20/2030	4,436
943		8.000%, 4/15/2030	1,110
		TOTAL	8,268,799
	[1]	Uniform Mortgage-Backed Securities, TBA—9.8%
1,000,000		2.500%, 1/1/2051	1,054,492
11,000,000		2.500%, 1/20/2051	11,645,667
		TOTAL	12,700,159
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $53,965,091)	57,811,545
		U.S. TREASURIES—21.0%
		U.S. Treasury Bonds—4.2%
500,000		2.250%, 8/15/2046	570,635
700,000		2.375%, 11/15/2049	822,008
250,000		2.750%, 8/15/2042	309,651
1,200,000		2.875%, 8/15/2045	1,526,022
1,025,000		2.875%, 5/15/2049	1,322,539
650,000		3.125%, 8/15/2044	856,718
		TOTAL	5,407,573
		U.S. Treasury Notes—16.8%
1,500,000		0.125%, 12/15/2023	1,498,082
1,000,000		0.250%, 9/30/2025	995,948
1,000,000		0.375%, 9/30/2027	984,295
1,500,000		0.625%, 11/30/2027	1,499,036
1,000,000		0.625%, 8/15/2030	974,531
525,000		1.375%, 9/30/2023	542,498
1,500,000		1.750%, 5/15/2022	1,533,193
2,000,000		2.000%, 2/15/2023	2,078,579
250,000		2.250%, 11/15/2027	277,451
3,000,000		2.375%, 1/31/2023	3,139,082
3,000,000		2.500%, 1/15/2022	3,073,363
1,800,000		2.500%, 3/31/2023	1,894,922
250,000		2.500%, 2/28/2026	277,009
500,000		2.750%, 8/15/2021	508,117
2,500,000		2.750%, 7/31/2023	2,666,944
		TOTAL	21,943,050
		TOTAL U.S. TREASURIES (IDENTIFIED COST $25,582,150)	27,350,623
		GOVERNMENT AGENCIES—12.1%
		Federal Farm Credit System—2.2%
1,500,000		0.375%, 4/8/2022	1,504,571
1,000,000		5.750%, 12/7/2028	1,370,457
		TOTAL	2,875,028
		Federal Home Loan Bank System—3.4%
1,650,000		0.500%, 4/14/2025	1,662,500
1,500,000		2.375%, 3/13/2026	1,644,840
1,000,000		3.125%, 12/12/2025	1,130,850
		TOTAL	4,438,190
		Federal Home Loan Mortgage Corporation—0.1%
72,000		6.750%, 9/15/2029	107,941
Annual Shareholder Report
8

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal National Mortgage Association—1.2%
$ 1,500,000		0.750%, 10/8/2027	$1,506,152
		Tennessee Valley Authority Bonds—5.2%
1,750,000		0.750%, 5/15/2025	1,775,291
1,700,000		2.875%, 2/1/2027	1,915,273
2,000,000		4.650%, 6/15/2035	2,770,888
250,000		4.875%, 1/15/2048	378,863
		TOTAL	6,840,315
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $14,126,029)	15,767,626
		ASSET-BACKED SECURITIES—10.4%
		Auto Receivables—2.9%
311,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	311,946
1,228,000		Santander Drive Auto Receivables Trust 2020-1, Class A3, 2.030%, 2/15/2024	1,247,923
550,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	562,919
1,085,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	1,096,501
500,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	514,044
		TOTAL	3,733,333
		Credit Card—5.0%
4,000,000	[2]	American Express Credit Account Master Trust 2018-9, Class A, 0.538% (1-month USLIBOR +0.380%), 4/15/2026	4,018,122
2,500,000	[2]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.518% (1-month USLIBOR +0.360%), 4/15/2025	2,507,200
		TOTAL	6,525,322
		Other—0.0%
62,546		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	63,242
		Student Loans—2.5%
519,281		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	526,406
1,098,822		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,109,994
650,000		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	656,582
1,002,999	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.249% (1-month USLIBOR +1.100%), 7/15/2053	1,009,052
		TOTAL	3,302,034
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $13,494,775)	13,623,931
		COMMERCIAL MORTGAGE-BACKED SECURITIES—9.3%
		Agency Commercial Mortgage-Backed Securities—7.3%
1,455,000		FHLMC REMIC, Series K064, Class A2, 3.224%, 3/25/2027	1,654,251
1,189,246		FHLMC REMIC, Series K104, Class A1, 1.938%, 10/25/2029	1,254,558
1,143,000		FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024	1,230,060
2,500,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	2,728,103
2,482,000		FNMA REMIC, Series 2020-M14, Class A2, 1.784%, 5/25/2030	2,606,856
		TOTAL	9,473,828
		Non-Agency Commercial Mortgage-Backed Securities—2.0%
1,400,000		BANK 2017-BNK5 A3, Class A3, 3.020%, 6/15/2060	1,482,368
1,100,000		Fontainebleau Miami Beach Trust, Class A, 3.144%, 12/10/2036	1,153,777
		TOTAL	2,636,145
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,502,808)	12,109,973
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.1%
		Federal National Mortgage Association—2.3%
785,259	[2]	FNMA REMIC, Series 2016-83, Class FA, 0.648% (1-month USLIBOR +0.500%), 11/25/2046	791,076
1,252,123	[2]	FNMA REMIC, Series 2018-15, Class JF, 0.448% (1-month USLIBOR +0.300%), 3/25/2048	1,256,216
915,057	[2]	FNMA REMIC, Series 2019-56, Class AF, 0.548% (1-month USLIBOR +0.400%), 10/25/2049	922,090
		TOTAL	2,969,382
Annual Shareholder Report
9

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—0.5%
$ 658,640		GNMA REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	$688,745
		Non-Agency Mortgage—0.3%
116,245		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	67,078
274,221		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	281,075
		TOTAL	348,153
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,007,512)	4,006,280
		REPURCHASE AGREEMENT—8.8%
11,498,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 12/31/2020 under which Bank of Montreal will repurchase securities provided as collateral for $1,000,008,889 on 1/4/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2069 and the market value of those underlying securities was $1,022,038,963. (IDENTIFIED COST $11,498,000)	11,498,000
		TOTAL INVESTMENT IN SECURITIES—109.1% (IDENTIFIED COST $134,176,365)[4]	142,167,978
		OTHER ASSETS AND LIABILITIES - NET—(9.1)%[5]	(11,862,477)
		TOTAL NET ASSETS—100%	$130,305,501

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of these securities are segregated pending settlement of when issued and delayed delivery transaction.
4	The cost of investments for federal tax purposes amounts to $133,902,985.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.87	$10.52	$10.73	$10.78	$10.88
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.27	0.24	0.23	0.23
Net realized and unrealized gain (loss)	0.36	0.34	(0.20)	(0.03)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.56	0.61	0.04	0.20	0.17
Less Distributions:
Distributions from net investment income	(0.27)	(0.26)	(0.25)	(0.25)	(0.27)
Net Asset Value, End of Period	$11.16	$10.87	$10.52	$10.73	$10.78
Total Return[2]	5.21%	5.90%	0.45%	1.92%	1.61%
Ratios to Average Net Assets:
Net expenses[3]	0.78%	0.78%	0.78%	0.78%	0.76%
Net investment income	1.79%	2.49%	2.28%	2.13%	2.12%
Expense waiver/reimbursement[4]	0.08%	0.10%	0.08%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$130,306	$116,935	$120,654	$132,958	$152,795
Portfolio turnover	139%	65%	64%	24%	53%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	37%	61%	64%	24%	41%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and LiabilitiesDecember 31, 2020

Assets:
Investment in securities, at value (identified cost $134,176,365)	$142,167,978
Cash	797
Income receivable	405,981
Receivable for shares sold	408,290
Total Assets	142,983,046
Liabilities:
Payable for investments purchased	12,625,868
Payable for shares redeemed	6,746
Payable for investment adviser fee (Note 5)	1,880
Payable for administrative fee (Note 5)	277
Accrued expenses (Note 5)	42,774
Total Liabilities	12,677,545
Net assets for 11,675,969 shares outstanding	$130,305,501
Net Assets Consist of:
Paid-in capital	$120,590,035
Total distributable earnings (loss)	9,715,466
Total Net Assets	$130,305,501
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$130,305,501 ÷ 11,675,969 shares outstanding, no par value, unlimited shares authorized	$11.16
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of OperationsYear Ended December 31, 2020

Investment Income:
Interest	$3,262,555
Net income on securities loaned (Note 2)	467
TOTAL INCOME	3,263,022
Expenses:
Investment adviser fee (Note 5)	760,303
Administrative fee (Note 5)	103,016
Custodian fees	18,444
Transfer agent fees	11,903
Directors’/Trustees’ fees (Note 5)	1,766
Auditing fees	23,889
Legal fees	9,648
Portfolio accounting fees	103,225
Printing and postage	40,433
Miscellaneous (Note 5)	23,699
TOTAL EXPENSES	1,096,326
Waiver of investment adviser fee (Note 5)	(101,724)
Net expenses	994,602
Net investment income	2,268,420
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	1,395,168
Net change in unrealized appreciation of investments	2,528,043
Net realized and unrealized gain (loss) on investments	3,923,211
Change in net assets resulting from operations	$6,191,631
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Changes in Net Assets

Year Ended December 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,268,420	$2,964,547
Net realized gain (loss)	1,395,168	19,228
Net change in unrealized appreciation/depreciation	2,528,043	3,916,810
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,191,631	6,900,585
Distributions to Shareholders	(2,991,647)	(2,868,385)
Share Transactions:
Proceeds from sale of shares	40,391,262	12,195,308
Net asset value of shares issued to shareholders in payment of distributions declared	2,991,647	2,868,385
Cost of shares redeemed	(33,212,417)	(22,814,592)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,170,492	(7,750,899)
Change in net assets	13,370,476	(3,718,699)
Net Assets:
Beginning of period	116,935,025	120,653,724
End of period	$130,305,501	$116,935,025
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
December 31, 2020
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
Prior to April 28, 2020, the names of the Trust and Fund were Federated Insurance Series and Federated Fund for US Government Securities II, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver of $101,724 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is
Annual Shareholder Report
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determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of December 31, 2020, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2020	Year Ended 12/31/2019
Shares sold	3,638,718	1,141,328
Shares issued to shareholders in payment of distributions declared	277,261	275,806
Shares redeemed	(2,997,109)	(2,134,461)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	918,870	(717,327)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$2,991,647	$2,868,385
As of December 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$2,509,764
Net unrealized appreciation	$8,243,496
Capital loss carryforwards	$(1,037,794)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the differing treatments for straddle loss deferrals and dollar-roll transactions.
At December 31, 2020, the cost of investments for federal tax purposes was $133,902,985. The net unrealized appreciation of investments for federal tax purposes was $8,243,496. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,302,274 and net unrealized depreciation from investments for those securities having an excess of cost over value of $58,778.
As of December 31, 2020, the Fund had a capital loss carryforward of $1,037,794 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$75,297	$962,497	$1,037,794
The Fund used capital loss carryforwards of $964,426 to offset capital gains realized during the year ended December 31, 2020.
At December 31, 2020, for federal income tax purposes, the Fund had $21,497 in straddle loss deferrals.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2020, the Adviser voluntarily waived $101,724 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2020, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.78% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2020, were as follows:
Purchases	$24,090,858
Sales	$6,117,481
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2020, the Fund had no outstanding loans. During the year ended December 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2020, there were no outstanding loans. During the year ended December 31, 2020, the program was not utilized.
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9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and Shareholders of Federated Hermes Fund for U.S. Government Securities II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Hermes Fund for U.S. Government Securities II (formerly, Federated Fund for U.S. Government Securities II) (the “Fund”), a portfolio of Federated Hermes Insurance Series (formerly, Federated Insurance Series), as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 16, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period[1]
Actual	$1,000.00	$1,001.80	$3.92
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.22	$3.96

1
Expenses are equal to the Fund’s annualized net expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee,
Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; and Director and Vice Chair, Our Campaign for the Church Alive!, Inc.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s
Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and
Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management,
Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Senior Vice President for Legal Affairs,
General Counsel and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior
Counsel of Environment, Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.

Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated
Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company;
Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology,
Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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25

Evaluation and Approval of Advisory Contract–May 2020
Federated Hermes Fund for U.S. Government Securities II (the “Fund”)
(FORMERLY, FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection
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with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the three-year period was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
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Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program–Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Fund for U.S. Government Securities II (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
32

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00846-01 (2/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 – $172,285

Fiscal year ended 2019 - $181,350

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $3,813

Fiscal year ended 2019 - $0

Fiscal year ended 2020- International tax advice with respect to exchange of American Depositary Receipt.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its Chairman for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser and any entity controlling, controlled by to under common control with the investment adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 - 0%

Percentage of services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2020 - $3,813

Fiscal year ended 2019 - $72,117

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 16, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 16, 2021